UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-10381
PIMCO New York Municipal Income Fund
(Exact name of registrant as specified in charter)
1633 Broadway, New York, NY 10019
(Address of principal executive offices)
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)
650 Newport Center Drive
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
David C. Sullivan
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Registrant’s telephone number, including area code: (844) 337-4626
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS
Semiannual Report

June 30, 2023

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

PIMCO New York Municipal Income Fund III | PYN | NYSE

Table of Contents

		Page

Market Insights		2

Important Information About the Funds		3

Index Descriptions		16

Financial Highlights		18

Statements of Assets and Liabilities		24

Statements of Operations		26

Statements of Changes in Net Assets		28

Statements of Cash Flows		31

Notes to Financial Statements		71

Glossary		93

Distribution Information		94

Changes to Board of Trustees / Changes to Portfolio Managers		96

Approval of Investment Management Agreements		97

Investment Strategy Updates		103

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	7	32

PIMCO Municipal Income Fund II	8	38

PIMCO Municipal Income Fund III	9	44

PIMCO California Municipal Income Fund	10	50

PIMCO California Municipal Income Fund II	11	54

PIMCO California Municipal Income Fund III	12	58

PIMCO New York Municipal Income Fund	13	62

PIMCO New York Municipal Income Fund II	14	65

PIMCO New York Municipal Income Fund III	15	68

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely,

Deborah A. DeCotis	Eric D. Johnson
Chair of the Board of Trustees	President

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%
Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO CLOSED-END FUNDS

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions), etc. In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of Pacific Investment Management Company LLC (“PIMCO”) than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

A Fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in advanced technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments and other sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the

SEMIANNUAL REPORT	|	JUNE 30, 2023	3

Important Information About the Funds	(Cont.)

markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Fund and its shareholders.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. In March 2021, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

A Fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

Shares of closed-end investment management companies, such as the Funds, frequently trade at a discount from their net asset value (“NAV”) and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can 30 contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although

4	PIMCO CLOSED-END FUNDS

market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the inception date and diversification status of each Fund:

Fund Name	Inception Date	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Diversified
PIMCO New York Municipal Income Fund III	10/31/02	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with PIMCO and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus or Statement of Additional Information
(“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule
206(4)-6
under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and upon request by calling PIMCO at (844) 33-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (844) 33-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary, such as a broker-dealer or bank.

In April 2020, the SEC adopted amended rules modifying the registration, communications, and offering processes for registered closed-end funds and interval funds. Among other things, the amendments: (1) permit qualifying closed-end funds to use a short-form registration statement to offer securities in eligible transactions and certain funds to qualify as Well Known Seasoned Issuers; (2) permit

SEMIANNUAL REPORT	|	JUNE 30, 2023	5

Important Information About the Funds	(Cont.)

interval funds to pay registration fees based on net issuance of shares in a manner similar to mutual funds; (3) require closed-end funds and interval funds to include additional disclosures in their annual reports; and (4) require certain information to be filed in interactive data format. The new rules had phased compliance, with the latest requirement taking effect as of February 1, 2023.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws prior guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Funds to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors. The compliance date for the new rule and related reporting requirements was August 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Investment Company Act of 1940 (the “Act”), and the SEC noted that this definition will apply in all contexts under the Act.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.
In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In May 2023, the SEC adopted final amendments that will require increased disclosure regarding repurchases by issuers of their equity securities registered under Section 12 of the Securities Exchange Act of 1934, as amended. The final amendments apply to business development companies and listed closed-end funds, but they do not apply to open-end funds or unlisted closed-end funds. Business development companies and listed closed-end funds will be required to provide greater quantitative and qualitative details related to share repurchases in their periodic reports, including: (i) daily quantitative share repurchase data presented in a table attached as an exhibit to the issuer’s periodic reports; (ii) checkbox disclosure regarding whether its directors and officers purchased or sold shares that are the subject of the issuer’s repurchase plan or program within four business days before or after the issuer’s announcement of such repurchase plan or program or the announcement of an increase of an existing share repurchase plan or program; and (iii) narrative descriptions regarding the issuer’s repurchase programs and practices. Listed closed-end funds are required to comply with the new requirements beginning with the Form N-CSR that covers the first six-month period that begins on or after January 1, 2024.

6	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	18.0%

Sales Tax Revenue	6.9%

Ad Valorem Property Tax	6.8%

Miscellaneous Revenue	6.0%

Highway Revenue Tolls	5.4%

Tobacco Settlement Funded	5.2%

Natural Gas Revenue	5.2%

Industrial Revenue	5.1%

Electric Power & Light Revenue	5.0%

Local or Guaranteed Housing	3.9%

Sewer Revenue	3.6%

Appropriations	3.6%

Port, Airport & Marina Revenue	3.2%

Water Revenue	2.8%

Lease (Appropriation)	2.3%

College & University Revenue	2.1%

Fuel Sales Tax Revenue	1.8%

Nuclear Revenue	1.6%

Transit Revenue	1.3%

Income Tax Revenue	1.3%

Economic Development Revenue	1.3%

Miscellaneous Taxes	1.2%

Other	5.8%

Short-Term Instruments	0.2%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$10.28

NAV	$9.74

Premium/(Discount) to NAV	5.54%

Market Price Distribution Rate (2)	4.90%

NAV Distribution Rate (2)	5.17%

Total Effective Leverage (3)	44.00%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022*	Commencement of Operations (06/29/01)
Market Price	1.13%	(5.47)%	0.42%	3.89%	(0.40)%	4.90%
NAV	5.07%	0.24%	0.38%	4.07%	1.75%	5.32%
Bloomberg Long Municipal Bond Index	4.96%	3.84%	1.59%	3.32%	3.55%	4.42%	♦
ICE Long Duration National Municipal Securities Index**	4.92%	—	—	—	2.12%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index. The launch date of the ICE Long Duration National Municipal Securities Index is December 9, 2022. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

SEMIANNUAL REPORT	|	JUNE 30, 2023	7

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	16.7%

Highway Revenue Tolls	9.7%

Sales Tax Revenue	6.0%

Industrial Revenue	5.2%

Ad Valorem Property Tax	5.2%

Natural Gas Revenue	5.2%

Tobacco Settlement Funded	5.1%

Sewer Revenue	4.3%

Port, Airport & Marina Revenue	3.9%

Miscellaneous Revenue	3.8%

Appropriations	3.7%

Water Revenue	3.6%

Local or Guaranteed Housing	3.5%

Electric Power & Light Revenue	3.4%

Lease (Appropriation)	2.9%

College & University Revenue	2.7%

Economic Development Revenue	1.7%

Fuel Sales Tax Revenue	1.4%

Income Tax Revenue	1.4%

Miscellaneous Taxes	1.3%

Lottery Revenue	1.2%

Nuclear Revenue	1.1%

Lease (Non-Terminable)	1.0%

Government Fund/Grant Revenue	1.0%

Other	4.6%

Non-Agency Mortgage-Backed Securities	0.3%

Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$9.04

NAV	$8.96

Premium/(Discount) to NAV	0.89%

Market Price Distribution Rate (2)	5.24%

NAV Distribution Rate (2)	5.29%

Total Effective Leverage (3)	42.51%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022*	Commencement of Operations (06/28/02)
Market Price	2.67%	(10.26)%	(1.67)%	3.56%	(2.09)%	4.14%
NAV	4.99%	0.43%	0.64%	4.08%	1.63%	4.47%
Bloomberg Long Municipal Bond Index	4.96%	3.84%	1.59%	3.32%	3.55%	4.42%	♦
ICE Long Duration National Municipal Securities Index**	4.92%	—	—	—	2.12%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index. The launch date of the ICE Long Duration National Municipal Securities Index is December 9, 2022. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the transportation sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	16.0%

Sales Tax Revenue	6.5%

Local or Guaranteed Housing	6.0%

Ad Valorem Property Tax	5.3%

Electric Power & Light Revenue	5.3%

Highway Revenue Tolls	5.3%

Natural Gas Revenue	5.2%

Water Revenue	5.0%

Industrial Revenue	4.7%

Port, Airport & Marina Revenue	4.5%

Sewer Revenue	4.4%

Appropriations	4.2%

Tobacco Settlement Funded	4.1%

Miscellaneous Revenue	3.1%

College & University Revenue	2.8%

Fuel Sales Tax Revenue	2.3%

Lease (Appropriation)	2.0%

Economic Development Revenue	1.7%

Nuclear Revenue	1.4%

General Fund	1.2%

Income Tax Revenue	1.1%

Miscellaneous Taxes	1.1%

Other	6.3%

Short-Term Instruments	0.2%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$8.05

NAV	$8.24

Premium/(Discount) to NAV	(2.31)%

Market Price Distribution Rate (2)	4.92%

NAV Distribution Rate (2)	4.81%

Total Effective Leverage (3)	43.31%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022*	Commencement of Operations (10/31/02)
Market Price	(5.31)%	(7.56)%	(1.69)%	3.07%	(9.46)%	3.69%
NAV	5.21%	0.25%	0.26%	4.39%	1.79%	4.24%
Bloomberg Long Municipal Bond Index	4.96%	3.84%	1.59%	3.32%	3.55%	4.30%
ICE Long Duration National Municipal Securities Index**	4.92%	—	—	—	2.12%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index. The launch date of the ICE Long Duration National Municipal Securities Index is December 9, 2022. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	Exposure to the transportation sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

SEMIANNUAL REPORT	|	JUNE 30, 2023	9

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	25.7%

Health, Hospital & Nursing Home Revenue	13.1%

Local or Guaranteed Housing	6.7%

College & University Revenue	5.9%

Sales Tax Revenue	5.5%

Port, Airport & Marina Revenue	5.4%

Lease (Abatement)	5.1%

General Fund	4.9%

Natural Gas Revenue	4.6%

Tobacco Settlement Funded	4.4%

Electric Power & Light Revenue	3.3%

Sewer Revenue	2.5%

Water Revenue	2.4%

Highway Revenue Tolls	2.2%

Lease (Non-Terminable)	2.0%

Special Assessment	1.3%

Industrial Revenue	1.2%

Special Tax	1.1%

Other	2.3%

Short-Term Instruments	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$9.80

NAV	$10.44

Premium/(Discount) to NAV	(6.13)%

Market Price Distribution Rate (2)	4.41%

NAV Distribution Rate (2)	4.14%

Total Effective Leverage (3)	44.17%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/2023*	Commencement of Operations (06/29/01)
Market Price	(33.57)%	(33.14)%	(5.79)%	1.99%	(11.94)%	4.33%
NAV	3.35%	1.59%	0.69%	3.98%	(2.39)%	5.30%
Bloomberg CA Muni 22+ Year Index	4.38%	4.71%	1.66%	3.66%	0.14%	4.72%	♦
ICE California Long Duration Municipal Securities Index**	—	—	—	—	(2.95)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2001.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the general obligation segment contributed to performance, as the segment posted positive returns.

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

10	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	25.0%

Health, Hospital & Nursing Home Revenue	10.8%

Local or Guaranteed Housing	7.2%

General Fund	6.4%

Natural Gas Revenue	5.8%

Port, Airport & Marina Revenue	5.7%

Tobacco Settlement Funded	5.4%

Sewer Revenue	5.2%

Sales Tax Revenue	4.4%

College & University Revenue	3.8%

Highway Revenue Tolls	3.5%

Lease (Abatement)	3.4%

Electric Power & Light Revenue	2.7%

Water Revenue	2.2%

Lease (Non-Terminable)	2.1%

Special Assessment	1.2%

Special Tax	1.2%

Industrial Revenue	1.2%

Other	2.6%

Short-Term Instruments	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$5.95

NAV	$6.62

Premium/(Discount) to NAV	(10.12)%

Market Price Distribution Rate (2)	4.34%

NAV Distribution Rate (2)	3.90%

Total Effective Leverage (3)	43.91%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/2023*	Commencement of Operations (06/28/02)
Market Price	(10.53)%	(8.83)%	(1.64)%	0.78%	(6.54)%	2.22%
NAV	3.34%	1.39%	0.19%	4.14%	(2.79)%	3.35%
Bloomberg CA Muni 22+ Year Index	4.38%	4.71%	1.66%	3.66%	0.14%	4.57%	♦
ICE California Long Duration Municipal Securities Index**	—	—	—	—	(2.95)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview
PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the general obligation segment contributed to performance, as the segment posted positive returns.

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the transportation sector contributed to performance, as the sector posted positive returns.

»	There are no material detractors for this Fund.

SEMIANNUAL REPORT	|	JUNE 30, 2023	11

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	23.9%

Health, Hospital & Nursing Home Revenue	14.0%

Local or Guaranteed Housing	7.2%

Tobacco Settlement Funded	6.7%

Port, Airport & Marina Revenue	5.8%

College & University Revenue	5.0%

Sales Tax Revenue	4.7%

Electric Power & Light Revenue	4.5%

General Fund	3.9%

Lease (Abatement)	3.1%

Natural Gas Revenue	2.8%

Water Revenue	2.6%

Special Tax	2.4%

Sewer Revenue	2.2%

Highway Revenue Tolls	1.4%

Lease (Non-Terminable)	1.4%

Special Assessment	1.3%

Industrial Revenue	1.1%

Other	2.9%

Short-Term Instruments	3.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$7.70

NAV	$7.75

Premium/(Discount) to NAV	(0.65)%

Market Price Distribution Rate (2)	4.60%

NAV Distribution Rate (2)	4.57%

Total Effective Leverage (3)	43.59%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/2023*	Commencement of Operations (10/31/02)
Market Price	(5.66)%	(1.84)%	(1.08)%	3.02%	(2.99)%	3.15%
NAV	2.94%	1.36%	0.62%	4.06%	(2.38)%	3.57%
Bloomberg CA Muni 22+ Year Index	4.38%	4.71%	1.66%	3.66%	0.14%	4.50%
ICE California Long Duration Municipal Securities Index**	—	—	—	—	(2.95)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the general obligation segment contributed to performance, as the segment posted positive returns.

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the healthcare sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

12	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

Income Tax Revenue	14.6%

Health, Hospital & Nursing Home Revenue	10.9%

College & University Revenue	9.0%

Ad Valorem Property Tax	8.7%

Tobacco Settlement Funded	8.5%

Sales Tax Revenue	7.4%

Port, Airport & Marina Revenue	6.7%

Water Revenue	5.7%

Local or Guaranteed Housing	5.7%

Highway Revenue Tolls	5.1%

Industrial Revenue	4.5%

Transit Revenue	3.2%

Electric Power & Light Revenue	2.4%

Miscellaneous Revenue	1.7%

Lease (Appropriation)	1.7%

Other	3.8%

Short-Term Instruments	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$8.58

NAV	$8.93

Premium/(Discount) to NAV	(3.92)%

Market Price Distribution Rate (2)	4.69%

NAV Distribution Rate (2)	4.50%

Total Effective Leverage (3)	37.49%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/2023*	Commencement of Operations (06/29/01)
Market Price	(2.79)%	(1.39)%	(2.46)%	3.07%	(11.03)%	3.36%
NAV	4.96%	0.32%	(0.43)%	3.54%	(1.21)%	3.80%
Bloomberg NY Muni 22+ Year Index	6.29%	4.74%	1.46%	3.26%	0.83%	4.44%	♦
ICE New York Long Duration Municipal Securities Index**	—	—	—	—	(1.28)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2001.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the transportation sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

SEMIANNUAL REPORT	|	JUNE 30, 2023	13

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

College & University Revenue	11.7%

Tobacco Settlement Funded	11.5%

Health, Hospital & Nursing Home Revenue	11.0%

Income Tax Revenue	8.8%

Water Revenue	6.5%

Port, Airport & Marina Revenue	6.5%

Highway Revenue Tolls	5.8%

Ad Valorem Property Tax	5.8%

Sales Tax Revenue	5.8%

Local or Guaranteed Housing	4.2%

Industrial Revenue	4.2%

Electric Power & Light Revenue	4.1%

Miscellaneous Revenue	3.8%

Lease (Appropriation)	3.7%

Transit Revenue	1.9%

Miscellaneous Taxes	1.6%

Other	2.9%

Short-Term Instruments	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$7.59

NAV	$8.59

Premium/(Discount) to NAV	(11.64)%

Market Price Distribution Rate (2)	4.66%

NAV Distribution Rate (2)	4.12%

Total Effective Leverage (3)	43.09%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/2023*	Commencement of Operations (06/28/02)
Market Price	(2.35)%	(8.55)%	(1.91)%	1.48%	(5.99)%	2.96%
NAV	5.76%	1.31%	0.05%	3.89%	(1.15)%	3.89%
Bloomberg NY Muni 22+ Year Index	6.29%	4.74%	1.46%	3.26%	0.83%	4.34%	♦
ICE New York Long Duration Municipal Securities Index**	—	—	—	—	(1.28)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the transportation sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund III

Symbol on NYSE - PYN

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2023
†
§

Municipal Bonds & Notes

Income Tax Revenue	11.7%

Tobacco Settlement Funded	10.5%

College & University Revenue	10.2%

Health, Hospital & Nursing Home Revenue	9.7%

Ad Valorem Property Tax	7.9%

Industrial Revenue	7.2%

Port, Airport & Marina Revenue	7.0%

Sales Tax Revenue	6.0%

Local or Guaranteed Housing	4.5%

Highway Revenue Tolls	4.3%

Miscellaneous Revenue	4.3%

Electric Power & Light Revenue	3.5%

Water Revenue	3.4%

Transit Revenue	2.9%

Fuel Sales Tax Revenue	1.2%

Other	2.7%

Short-Term Instruments	3.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
(as of June 30, 2023)
(1)

Market Price	$6.29

NAV	$6.84

Premium/(Discount) to NAV	(8.04)%

Market Price Distribution Rate (2)	4.73%

NAV Distribution Rate (2)	4.35%

Total Effective Leverage (3)	42.84%

Average Annual Total Return (1) for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/2023*	Commencement of Operations (10/31/02)
Market Price	(5.75)%	(15.41)%	(2.47)%	1.50%	(7.17)%	1.82%
NAV	4.95%	0.54%	(0.38)%	3.31%	(1.21)%	2.51%
Bloomberg NY Muni 22+ Year Index	6.29%	4.74%	1.46%	3.26%	0.83%	4.21%
ICE New York Long Duration Municipal Securities Index**	—	—	—	—	(1.28)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023. Total return is presented for the less than one-year period since launch and is not annualized.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	Exposure to the transportation sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

SEMIANNUAL REPORT	|	JUNE 30, 2023	15

Index Descriptions

Index	Index Description

Bloomberg Long Municipal Bond Index	Bloomberg Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

Bloomberg CA Muni 22+ Year Index
The Bloomberg CA Muni 22+ Year Index is the long maturity California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds. It is an unmanaged index representative of the tax-exempt
bond market. It is not possible to invest directly in an unmanaged index.

Bloomberg NY Muni 22+ Year Index
The Bloomberg NY Muni 22+ Year Index is the long maturity New York component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds. It is an unmanaged index representative of the tax-exempt
bond market. It is not possible to invest directly in an unmanaged index.

ICE Long Duration National Municipal Securities Index
ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt
debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

ICE California Long Duration Municipal Securities Index
ICE California Long Duration Municipal Securities Index is a subset of the ICE Long Duration National Municipal Securities Index including only securities issued within the State of California. The ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt
debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

ICE New York Long Duration Municipal Securities Index
ICE New York Long Duration Municipal Securities Index is a subset of the ICE Long Duration National Municipal Securities Index including only securities issued within the State of New York. The ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt
debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

16	PIMCO CLOSED-END FUNDS

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SEMIANNUAL REPORT	|	JUNE 30, 2023	17

Financial Highlights

		Investment Operations		Less Distributions to Preferred Shareholders (c)			Less Distributions to Common Shareholders (d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS (c)	Increase Resulting from Common Share Offering		Offering Cost Charged to Paid in Capital

PIMCO Municipal Income Fund

01/01/2023 - 06/30/2023+	$9.51	$0.31	$0.35	$(0.18)	$0.00	$0.48	$(0.25)	$0.00	$0.00	$(0.25)	$0.00	$	N/A	$	N/A

12/31/2022	13.33	0.68	(3.71)	(0.14)	0.00	(3.17)	(0.65)	0.00	0.00	(0.65)	0.00		N/A		N/A

12/31/2021	13.22	0.71	0.06	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65)	0.00		N/A		N/A

12/31/2020	13.35	0.74	(0.07)	(0.07)	0.00	0.60	(0.65)	(0.08)	0.00	(0.73)	0.00		N/A		N/A

12/31/2019	12.36	0.81	1.07	(0.16)	0.00	1.72	(0.72)	(0.01)	0.00	(0.73)	0.00		N/A		N/A

12/31/2018	12.87	0.89	(0.65)	(0.16)	0.00	0.08	(0.72)	0.00	0.00	(0.72)	0.13		N/A		N/A

PIMCO Municipal Income Fund II

01/01/2023 - 06/30/2023+	$8.76	$0.27	$0.30	$(0.13)	$0.00	$0.44	$(0.24)	$0.00	$0.00	$(0.24)	$0.00		$0.00		$0.00

12/31/2022	12.37	0.60	(3.43)	(0.10)	0.00	(2.93)	(0.60)	0.00	(0.11)	(0.71)	0.00		0.03		0.00

12/31/2021	12.42	0.66	0.00	0.00	0.00	0.66	(0.71)	0.00	0.00	(0.71)	0.00		N/A		N/A

12/31/2020	12.50	0.69	(0.01)	(0.05)	0.00	0.63	(0.71)	0.00	0.00	(0.71)	0.00		N/A		N/A

12/31/2019	11.62	0.77	1.01	(0.12)	0.00	1.66	(0.78)	0.00	0.00	(0.78)	0.00		N/A		N/A

12/31/2018	12.13	0.81	(0.57)	(0.13)	0.00	0.11	(0.78)	0.00	0.00	(0.78)	0.16		N/A		N/A

PIMCO Municipal Income Fund III

01/01/2023 - 06/30/2023+	$8.02	$0.25	$0.30	$(0.13)	$0.00	$0.42	$(0.20)	$0.00	$0.00	$(0.20)	$0.00	$	N/A	$	N/A

12/31/2022	11.41	0.57	(3.31)	(0.10)	0.00	(2.84)	(0.55)	0.00	0.00	(0.55)	0.00		N/A		N/A

12/31/2021	11.36	0.59	0.01	0.00	0.00	0.60	(0.55)	0.00	0.00	(0.55)	0.00		N/A		N/A

12/31/2020	11.34	0.62	0.01	(0.05)	0.00	0.58	(0.55)	(0.01)	0.00	(0.56)	0.00		N/A		N/A

12/31/2019	10.49	0.72	0.87	(0.12)	0.00	1.47	(0.62)	0.00	0.00	(0.62)	0.00		N/A		N/A

12/31/2018	11.06	0.76	(0.57)	(0.13)	0.00	0.06	(0.67)	(0.11)	0.00	(0.78)	0.15		N/A		N/A

PIMCO California Municipal Income Fund

01/01/2023 - 06/30/2023 +	$10.31	$0.28	$0.25	$(0.18)	$0.00	$0.35	$(0.22)	$0.00	$0.00	$(0.22)	$0.00	$	N/A	$	N/A

12/31/2022	14.08	0.65	(3.48)	(0.14)	0.00	(2.97)	(0.59)	(0.02)	(0.19)	(0.80)	0.00		N/A		N/A

12/31/2021	14.28	0.71	(0.12)	(0.01)	0.00	0.58	(0.78)	0.00	0.00	(0.78)	0.00		N/A		N/A

12/31/2020	14.20	0.74	0.20	(0.07)	0.00	0.87	(0.78)	(0.01)	0.00	(0.79)	0.00		N/A		N/A

12/31/2019	13.32	0.80	1.16	(0.16)	0.00	1.80	(0.92)	0.00	0.00	(0.92)	0.00		N/A		N/A

12/31/2018	14.20	0.92	(0.94)	(0.17)	0.00	(0.19)	(0.92)	0.00	0.00	(0.92)	0.23		N/A		N/A

PIMCO California Municipal Income Fund II

01/01/2023 - 06/30/2023+	$6.53	$0.17	$0.16	$(0.11)	$0.00	$0.22	$(0.13)	$0.00	$0.00	$(0.13)	$0.00	$	N/A	$	N/A

12/31/2022	9.11	0.39	(2.50)	(0.09)	0.00	(2.20)	(0.36)	0.00	(0.02)	(0.38)	0.00		N/A		N/A

12/31/2021	9.13	0.40	(0.04)	0.00	0.00	0.36	(0.38)	0.00	0.00	(0.38)	0.00		N/A		N/A

12/31/2020	8.98	0.41	0.17	(0.04)	0.00	0.54	(0.38)	(0.01)	0.00	(0.39)	0.00		N/A		N/A

12/31/2019	8.29	0.50	0.87	(0.10)	0.00	1.27	(0.42)	(0.16)	0.00	(0.58)	0.00		N/A		N/A

12/31/2018	8.69	0.54	(0.57)	(0.11)	0.00	(0.14)	(0.42)	0.00	0.00	(0.42)	0.16		N/A		N/A

PIMCO California Municipal Income Fund III

01/01/2023 - 06/30/2023+	$7.70	$0.20	$0.15	$(0.12)	$0.00	$0.23	$(0.18)	$0.00	$0.00	$(0.18)	$0.00	$	N/A	$	N/A

12/31/2022	10.20	0.48	(2.43)	(0.09)	0.00	(2.04)	(0.46)	0.00	0.00	(0.46)	0.00		N/A		N/A

12/31/2021	10.29	0.52	(0.15)	0.00	0.00	0.37	(0.46)	0.00	0.00	(0.46)	0.00		N/A		N/A

12/31/2020	10.20	0.52	0.09	(0.05)	0.00	0.56	(0.46)	(0.01)	0.00	(0.47)	0.00		N/A		N/A

12/31/2019	9.46	0.56	0.80	(0.11)	0.00	1.25	(0.51)	0.00	0.00	(0.51)	0.00		N/A		N/A

12/31/2018	9.98	0.64	(0.68)	(0.12)	0.00	(0.16)	(0.54)	0.00	0.00	(0.54)	0.18		N/A		N/A

PIMCO New York Municipal Income Fund

01/01/2023 - 06/30/2023+	$8.70	$0.23	$0.35	$(0.15)	$0.00	$0.43	$(0.20)	$0.00	$0.00	$(0.20)	$0.00	$	N/A	$	N/A

12/31/2022	12.13	0.48	(3.30)	(0.11)	0.00	(2.93)	(0.40)	0.00	(0.10)	(0.50)	0.00		N/A		N/A

12/31/2021	12.01	0.54	0.09	(0.01)	0.00	0.62	(0.50)	0.00	0.00	(0.50)	0.00		N/A		N/A

12/31/2020	12.15	0.60	(0.17)	(0.06)	0.00	0.37	(0.50)	(0.01)	0.00	(0.51)	0.00		N/A		N/A

12/31/2019	11.29	0.68	0.96	(0.13)	0.00	1.51	(0.65)	0.00	0.00	(0.65)	0.00		N/A		N/A

12/31/2018	12.06	0.70	(0.77)	(0.13)	0.00	(0.20)	(0.68)	0.00	0.00	(0.68)	0.11		N/A		N/A

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (f)(g)		Expenses Excluding Waivers (f)(g)		Expenses Excluding Interest Expense (f)		Expenses Excluding Interest Expense and Waivers (f)		Net Investment Income (Loss) (f)		Portfolio Turnover Rate

$9.74	$10.28	1.13%	$255,299	1.82	%*	1.82	%*	1.29	%*	1.29	%*	6.47	%*	8%*

9.51	10.43	(27.24)	248,707	1.67		1.67		1.26		1.26		6.38		36

13.33	15.22	15.11	347,062	1.36		1.36		1.19		1.19		5.33		18

13.22	13.85	(2.99)	343,020	1.59		1.59		1.23		1.23		5.71		21

13.35	15.10	26.76	345,113	1.92		1.92		1.18		1.18		6.20		16

12.36	12.55	2.22	318,313	1.77		1.77		1.23		1.23		7.16		24

$8.96	$9.04	2.67%	$594,586	2.12	%*	2.12	%*	1.19	%*	1.19	%*	5.98	%*	7%

8.76	9.04	(33.71)	578,039	1.77		1.77		1.14		1.14		6.08		33

12.37	14.61	7.47	783,316	1.30		1.30		1.08		1.08		5.32		13

12.42	14.30	(4.81)	782,327	1.59		1.59		1.11		1.11		5.70		20

12.50	15.87	25.88	782,682	2.06		2.06		1.06		1.06		6.25		12

11.62	13.31	7.57	723,713	1.93		1.93		1.13		1.13		6.94		23

$8.24	$8.05	(5.31)%	$275,304	2.08	%*	2.08	%*	1.28	%*	1.28	%*	6.06	%*	8%

8.02	8.71	(27.40)	267,714	1.76		1.76		1.22		1.22		6.32		32

11.41	12.75	12.32	379,521	1.37		1.37		1.15		1.15		5.18		9

11.36	11.89	(0.54)	376,741	1.64		1.64		1.18		1.18		5.57		25

11.34	12.58	19.03	374,805	2.04		2.04		1.14		1.14		6.48		14

10.49	11.14	3.39	345,557	1.89		1.89		1.19		1.19		7.11		25

$10.44	$9.80	(33.57)%	$198,040	2.01	%*	2.01	%*	1.29	%*	1.29	%*	5.37	%*	10%

10.31	15.07	(14.34)	195,462	1.78		1.78		1.26		1.26		5.73		28

14.08	18.58	7.99	266,321	1.44		1.44		1.20		1.20		5.05		11

14.28	17.98	(4.94)	269,561	1.67		1.67		1.22		1.22		5.28		15

14.20	19.86	29.47	267,390	2.09		2.09		1.18		1.18		5.75		16

13.32	16.15	(0.66)	250,306	2.10		2.10		1.23		1.23		6.80		29

$6.62	$5.95	(10.53)%	$213,525	2.04	%*	2.04	%*	1.33	%*	1.33	%*	5.19	%*	8%

6.53	6.79	(23.32)	210,581	1.77		1.77		1.29		1.29		5.49		27

9.11	9.35	7.99	293,165	1.41		1.41		1.21		1.21		4.44		11

9.13	9.03	(5.58)	293,591	1.62		1.62		1.23		1.23		4.68		19

8.98	10.00	36.01	288,138	1.99		1.99		1.18		1.18		5.61		16

8.29	7.83	(19.01)	265,245	1.88		1.88		1.29		1.29		6.51		37

$7.75	$7.70	(5.66)%	$174,131	2.14	%*	2.14	%*	1.31	%*	1.31	%*	5.23	%*	12%

7.70	8.35	(20.55)	172,972	1.80		1.80		1.27		1.27		5.71		28

10.20	11.10	13.11	228,733	1.45		1.45		1.21		1.21		5.06		13

10.29	10.25	(5.89)	230,271	1.68		1.68		1.23		1.23		5.13		13

10.20	11.41	25.66	227,745	2.12		2.12		1.20		1.20		5.59		16

9.46	9.53	(3.49)	210,974	2.13		2.13		1.25		1.25		6.70		21

$8.93	$8.58	(2.79)%	$70,282	1.47	%*	1.47	%*	1.36	%*	1.36	%*	5.15	%*	9%

8.70	9.03	(22.47)	68,397	1.49		1.49		1.24		1.24		4.90		45

12.13	12.29	9.70	95,190	1.25		1.25		1.20		1.20		4.44		23

12.01	11.68	(11.51)	94,059	1.52		1.52		1.23		1.23		5.13		26

12.15	13.80	24.04	95,010	1.97		1.97		1.19		1.19		5.74		25

11.29	11.70	(2.90)	87,913	1.81		1.81		1.27		1.27		6.11		22

SEMIANNUAL REPORT	|	JUNE 30, 2023	19

Financial Highlights	(Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders (c)			Less Distributions to Common Shareholders (d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS (c)	Increase Resulting from Common Share Offering		Offering Cost Charged to Paid in Capital

PIMCO New York Municipal Income Fund II

01/01/2023 - 06/30/2023+	$8.29	$0.23	$0.39	$(0.14)	$0.00	$0.48	$(0.18)	$0.00	$0.00	$(0.18)	$0.00	$	N/A	$	N/A

12/31/2022	11.66	0.47	(3.25)	(0.11)	0.00	(2.89)	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

12/31/2021	11.50	0.48	0.17	(0.01)	0.00	0.64	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

12/31/2020	11.59	0.56	(0.12)	(0.05)	0.00	0.39	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

12/31/2019	10.67	0.63	0.93	(0.13)	0.00	1.43	(0.51)	0.00	0.00	(0.51)	0.00		N/A		N/A

12/31/2018	11.17	0.71	(0.73)	(0.15)	0.00	(0.17)	(0.57)	0.00	(0.04)	(0.61)	0.28		N/A		N/A

PIMCO New York Municipal Income Fund III

01/01/2023 - 06/30/2023+	$6.66	$0.20	$0.27	$(0.14)	$0.00	$0.33	$(0.15)	$0.00	$0.00	$(0.15)	$0.00	$	N/A	$	N/A

12/31/2022	9.20	0.42	(2.42)	(0.11)	0.00	(2.11)	(0.33)	0.00	(0.10)	(0.43)	0.00		N/A		N/A

12/31/2021	9.15	0.44	0.05	(0.01)	0.00	0.48	(0.43)	0.00	0.00	(0.43)	0.00		N/A		N/A

12/31/2020	9.29	0.48	(0.14)	(0.05)	0.00	0.29	(0.42)	0.00	(0.01)	(0.43)	0.00		N/A		N/A

12/31/2019	8.66	0.55	0.66	(0.13)	0.00	1.08	(0.41)	0.00	(0.04)	(0.45)	0.00		N/A		N/A

12/31/2018	9.27	0.57	(0.61)	(0.13)	0.00	(0.17)	(0.49)	0.00	(0.02)	(0.51)	0.07		N/A		N/A

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (f)(g)		Expenses Excluding Waivers (f)(g)		Expenses Excluding Interest Expense (f)		Expenses Excluding Interest Expense and Waivers (f)		Net Investment Income (Loss) (f)		Portfolio Turnover Rate

$8.59	$7.59	(2.35)%	$96,272	2.04	%*	2.04	%*	1.40	%*	1.40	%*	5.41	%*	10%

8.29	7.95	(26.06)	92,937	1.93		1.93		1.38		1.38		5.10		42

11.66	11.35	8.87	130,581	1.57		1.57		1.31		1.31		4.18		14

11.50	10.87	(5.82)	128,709	1.84		1.84		1.35		1.35		4.97		22

11.59	12.07	20.57	129,596	2.16		2.16		1.27		1.27		5.62		17

10.67	10.47	(7.67)	119,014	2.15		2.15		1.40		1.40		6.64		24

$6.84	$6.29	(5.75)%	$39,295	1.62	%*	1.62	%*	1.62	%*	1.62	%*	5.96	%*	14%

6.66	6.83	(22.40)	38,240	1.69		1.69		1.55		1.55		5.64		38

9.20	9.31	8.99	52,786	1.62		1.62		1.49		1.49		4.78		16

9.15	8.93	(2.75)	52,414	1.80		1.80		1.49		1.49		5.32		27

9.29	9.63	16.76	53,135	2.19		2.19		1.47		1.47		6.06		14

8.66	8.65	(7.67)	49,484	2.18		2.18		1.54		1.54		6.45		24

SEMIANNUAL REPORT	|	JUNE 30, 2023	21

Financial Highlights	(Cont.)

Ratios/Supplemental Data

	ARPS				RVMTP (5)
Selected Per Share Data for the Year Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (4)

PIMCO Municipal Income Fund
1/1/2023 - 6/30/2023+	$166,700,000	$59,490	$25,000	N/A	$18,200,000	$237,960	$100,000	N/A
12/31/2022	166,700,000	58,598	25,000	N/A	18,200,000	234,390	100,000	N/A
12/31/2021	166,700,000	70,665	25,000	N/A	23,300,000	282,660	100,000	N/A
12/31/2020	166,700,000	70,133	25,000	N/A	23,300,000	280,530	100,000	N/A
12/31/2019	166,700,000	70,395	25,000	N/A	23,300,000	281,580	100,000	N/A
12/31/2018	166,700,000	66,868	25,000	N/A	23,300,000	267,440	100,000	N/A

PIMCO Municipal Income Fund II
1/1/2023 - 6/30/2023+	$298,275,000	$65,475	$25,000	N/A	$68,700,000	$261,900	$100,000	N/A
12/31/2022	298,275,000	64,345	25,000	N/A	68,700,000	257,380	100,000	N/A
12/31/2021	298,275,000	78,363	25,000	N/A	68,700,000	313,450	100,000	N/A
12/31/2020	298,275,000	78,293	25,000	N/A	68,700,000	313,170	100,000	N/A
12/31/2019	298,275,000	78,308	25,000	N/A	68,700,000	313,230	100,000	N/A
12/31/2018	298,275,000	74,285	25,000	N/A	68,700,000	297,110	100,000	N/A

PIMCO Municipal Income Fund III
1/1/2023 - 6/30/2023+	$154,700,000	$61,388	$25,000	N/A	$34,300,000	$245,550	$100,000	N/A
12/31/2022	154,700,000	60,383	25,000	N/A	34,300,000	241,530	100,000	N/A
12/31/2021	154,700,000	75,200	25,000	N/A	34,300,000	300,800	100,000	N/A
12/31/2020	154,700,000	74,833	25,000	N/A	34,300,000	299,330	100,000	N/A
12/31/2019	154,700,000	74,565	25,000	N/A	34,300,000	298,260	100,000	N/A
12/31/2018	154,700,000	70,693	25,000	N/A	34,300,000	282,740	100,000	N/A

PIMCO California Municipal Income Fund
1/1/2023 - 6/30/2023+	$120,625,000	$59,108	$25,000	N/A	$24,400,000	$236,430	$100,000	N/A
12/31/2022	120,625,000	58,655	25,000	N/A	24,400,000	234,620	100,000	N/A
12/31/2021	120,625,000	69,408	25,000	N/A	29,300,000	277,630	100,000	N/A
12/31/2020	120,625,000	69,948	25,000	N/A	29,300,000	279,790	100,000	N/A
12/31/2019	120,625,000	69,580	25,000	N/A	29,300,000	278,320	100,000	N/A
12/31/2018	120,625,000	66,725	25,000	N/A	29,300,000	266,870	100,000	N/A

PIMCO California Municipal Income Fund II
1/1/2023 - 6/30/2023+	$128,675,000	$59,153	$25,000	N/A	$27,500,000	$236,610	$100,000	N/A
12/31/2022	128,675,000	58,680	25,000	N/A	27,500,000	234,720	100,000	N/A
12/31/2021	128,675,000	69,970	25,000	N/A	34,300,000	279,880	100,000	N/A
12/31/2020	128,675,000	70,035	25,000	N/A	34,300,000	280,140	100,000	N/A
12/31/2019	128,675,000	69,188	25,000	N/A	34,300,000	276,750	100,000	N/A
12/31/2018	128,675,000	65,675	25,000	N/A	34,300,000	262,670	100,000	N/A

PIMCO California Municipal Income Fund III
1/1/2023 - 6/30/2023+	$97,875,000	$59,810	$25,000	N/A	$27,100,000	$239,240	$100,000	N/A
12/31/2022	97,875,000	59,578	25,000	N/A	27,100,000	238,310	100,000	N/A
12/31/2021	97,875,000	70,755	25,000	N/A	27,100,000	283,020	100,000	N/A
12/31/2020	97,875,000	71,063	25,000	N/A	27,100,000	284,250	100,000	N/A
12/31/2019	97,875,000	70,545	25,000	N/A	27,100,000	282,180	100,000	N/A
12/31/2018	97,875,000	67,188	25,000	N/A	27,100,000	268,720	100,000	N/A

PIMCO New York Municipal Income Fund
1/1/2023 - 6/30/2023+	$41,025,000	$67,790	$25,000	N/A	N/A	N/A	$100,000	N/A
12/31/2022	41,025,000	66,640	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2021	41,025,000	83,005	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	41,025,000	82,318	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	41,025,000	82,875	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2018	41,025,000	78,545	25,000	N/A	N/A	N/A	100,000	N/A

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

	ARPS				RVMTP (5)
Selected Per Share Data for the Year Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (4)

PIMCO New York Municipal Income Fund II
1/1/2023 - 6/30/2023+	$58,000,000	$57,988	$25,000	N/A	$14,900,000	$231,950	$100,000	N/A
12/31/2022	58,000,000	56,845	25,000	N/A	14,900,000	227,380	100,000	N/A
12/31/2021	58,000,000	66,323	25,000	N/A	21,000,000	265,290	100,000	N/A
12/31/2020	58,000,000	65,730	25,000	N/A	21,000,000	262,920	100,000	N/A
12/31/2019	58,000,000	66,003	25,000	N/A	21,000,000	264,010	100,000	N/A
12/31/2018	58,000,000	62,655	25,000	N/A	21,000,000	250,600	100,000	N/A

PIMCO New York Municipal Income Fund III
1/1/2023 - 6/30/2023+	$29,450,000	$58,320	$25,000	N/A	N/A	N/A	$100,000	N/A
12/31/2022	29,450,000	57,425	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2021	29,450,000	69,808	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	29,450,000	69,493	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	29,450,000	70,100	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2018	29,450,000	66,985	25,000	N/A	N/A	N/A	100,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(d)	Auction Rate Preferred Shareholders (“ARPS”). See Note 13, Preferred Shares, in the Notes to Financial Statements for more information.
(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to RVMTP shareholders and the amortization of debt issuance costs of RVMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 13, Preferred Shares in the Notes to Financial Statements for more information.

1
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP, expressed as a dollar amount per ARPS or RVMTP.

2
“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

3
The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 13, Preferred Shares, in the Notes to Financial Statements for more information.

4
The RVMTP have no readily ascertainable market value. The liquidation value of the RVMTP represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 13, Preferred Shares, in the Notes to Financial Statements for more information.

5	Prior to July 14, 2021, RVMTP Shares were Variable Rate MuniFund Term Preferred Shares. See Note 13, Preferred Shares.

SEMIANNUAL REPORT	|	JUNE 30, 2023	23

Statements of Assets and Liabilities

(Amounts in thousands † , except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:

Investments, at value
Investments in securities*	$452,201	$1,025,850	$481,394	$351,261
Cash	0	0	1	0
Interest and/or dividends receivable	5,110	11,754	5,674	4,384
Other assets	107	204	110	151
Total Assets	457,418	1,037,808	487,179	355,796

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$15,691	$72,688	$21,321	$11,704
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value **	18,179	68,661	34,274	24,376
Distributions payable to common shareholders	1,100	2,620	1,103	683
Distributions payable to auction rate preferred shareholders	150	269	138	123
Accrued management fees	271	576	286	212
Other liabilities	28	133	53	33
Total Liabilities	35,419	144,947	57,175	37,131

Auction Rate Preferred Shares^	166,700	298,275	154,700	120,625

Net Assets Applicable to Common Shareholders	$255,299	$594,586	$275,304	$198,040

Net Assets Applicable to Common Shareholders Consist of:

Par value ^^	$0	$1	$0	$0
Paid in capital in excess of par	289,593	681,924	315,581	223,344
Distributable earnings (accumulated loss)	(34,294)	(87,339)	(40,277)	(25,304)

Net Assets Applicable to Common Shareholders	$255,299	$594,586	$275,304	$198,040

Net Asset Value Per Common Share (a)	$9.74	$8.96	$8.24	$10.44

Common Shares Outstanding	26,202	66,332	33,428	18,978

Auction Rate Preferred Shares Issued and Outstanding	7	12	6	5

Cost of investments in securities	$459,954	$1,040,663	$491,310	$356,573

* Includes repurchase agreements of:	$873	$1,153	$1,088	$1,343

** Includes unamortized debt issuance cost of	$21	$39	$26	$24

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	($0.00001 par value and $25,000 liquidation preference per share)
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$377,353	$306,144	$111,617	$167,829	$68,186
1	0	0	0	0
4,291	3,431	1,170	1,810	768
75	68	28	36	18
381,720	309,643	112,815	169,675	68,972

$10,976	$9,589	$1,131	$0	$0
27,474	27,077	0	14,879	0
694	663	263	331	143
116	71	38	56	32
228	187	75	109	52
32	50	1	28	0
39,520	37,637	1,508	15,403	227

128,675	97,875	41,025	58,000	29,450

$213,525	$174,131	$70,282	$96,272	$39,295

$0	$0	$0	$0	$0
234,038	195,379	82,545	112,309	45,465
(20,513)	(21,248)	(12,263)	(16,037)	(6,170)

$213,525	$174,131	$70,282	$96,272	$39,295

$6.62	$7.75	$8.93	$8.59	$6.84

32,253	22,475	7,868	11,209	5,747

5	4	2	2	1

$377,838	$311,762	$114,083	$170,541	$68,903

$685	$9,520	$420	$372	$2,020

$26	$23	$0	$21	$0

SEMIANNUAL REPORT	|	JUNE 30, 2023	25

Statements of Operations

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands † )	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:

Interest	$10,534	$23,898	$11,142	$7,289
Total Income	10,534	23,898	11,142	7,289

Expenses:

Management fees	1,542	3,270	1,626	1,204
Trustee fees and related expenses	26	57	26	20
Interest expense	668	2,754	1,094	707
Auction agent fees and commissions	76	166	102	53
Total Expenses	2,312	6,247	2,848	1,984

Net Investment Income (Loss)	8,222	17,651	8,294	5,305

Net Realized Gain (Loss):

Investments in securities	(1,983)	(3,985)	(2,357)	(701)

Net Realized Gain (Loss)	(1,983)	(3,985)	(2,357)	(701)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	11,070	23,811	12,239	5,317

Net Change in Unrealized Appreciation (Depreciation)	11,070	23,811	12,239	5,317

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,309	$37,477	$18,176	$9,921

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Net Realized Capital Gains	$(4,662)	$(8,340)	$(4,325)	$(3,370)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$12,647	$29,137	$13,851	$6,551

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$7,713	$6,420	$2,308	$3,550	$1,478
7,713	6,420	2,308	3,550	1,478

1,298	1,065	425	616	293
21	17	34	10	4
755	723	38	307	0
100	60	15	42	19
2,174	1,865	512	975	316

5,539	4,555	1,796	2,575	1,162

(555)	(223)	(822)	(354)	(326)

(555)	(223)	(822)	(354)	(326)

5,667	3,432	3,573	4,716	1,892

5,667	3,432	3,573	4,716	1,892

$10,651	$7,764	$4,547	$6,937	$2,728

$(3,598)	$(2,740)	$(1,147)	$(1,618)	$(825)

$7,053	$5,024	$3,400	$5,319	$1,903

SEMIANNUAL REPORT	|	JUNE 30, 2023	27

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands † )	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,222	$17,777	$17,651	$38,433
Net realized gain (loss)	(1,983)	(18,654)	(3,985)	(49,732)
Net change in unrealized appreciation (depreciation)	11,070	(78,341)	23,811	(168,223)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,309	(79,218)	37,477	(179,522)

Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(4,662)	(3,548)	(8,340)	(6,348)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	12,647	(82,766)	29,137	(185,870)

Distributions to Common Shareholders:
From net investment income and/or net realized capital gains	(6,597)	(16,905)	(15,694)	(38,324)
Tax basis return of capital	0	0	0	(6,891)

Total Distributions to Common Shareholders (a)	(6,597)	(16,905)	(15,694)	(45,215)

Common Share Transactions*:

Net proceeds from at-the-market offering	0	0	1,377	20,978

Issued as reinvestment of distributions	542	1,316	1,727	4,830

Total increase (decrease) in net assets applicable to common shareholders	6,592	(98,355)	16,547	(205,277)

Net Assets Applicable to Common Shareholders:

Beginning of period	248,707	347,062	578,039	783,316
End of period	$255,299	$248,707	$594,586	$578,039

* Common Share Transactions:

Shares sold	0	0	149	2,216

Shares issued as reinvestment of distributions	54	120	193	456

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund		PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III

Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

$8,294	$19,124	$5,305	$12,325	$5,539	$12,690	$4,555	$10,740
(2,357)	(22,757)	(701)	(17,271)	(555)	(15,771)	(223)	(13,379)
12,239	(87,689)	5,317	(48,923)	5,667	(64,772)	3,432	(41,145)

18,176	(91,322)	9,921	(53,869)	10,651	(67,853)	7,764	(43,784)

(4,325)	(3,291)	(3,370)	(2,654)	(3,598)	(2,738)	(2,740)	(2,094)

13,851	(94,613)	6,551	(56,523)	7,053	(70,591)	5,024	(45,878)

(6,617)	(18,392)	(4,099)	(11,443)	(4,161)	(11,735)	(3,977)	(10,233)
0	0	0	(3,671)	0	(634)	0	0

(6,617)	(18,392)	(4,099)	(15,114)	(4,161)	(12,369)	(3,977)	(10,233)

0	0	0	0	0	0	0	0

356	1,198	126	778	52	376	112	350

7,590	(111,807)	2,578	(70,859)	2,944	(82,584)	1,159	(55,761)

267,714	379,521	195,462	266,321	210,581	293,165	172,972	228,733
$275,304	$267,714	$198,040	$195,462	$213,525	$210,581	$174,131	$172,972

0	0	0	0	0	0	0	0

42	130	11	52	7	55	14	42

SEMIANNUAL REPORT	|	JUNE 30, 2023	29

Statements of Changes in Net Assets	(Cont.)

	PIMCO New York Municipal Income Fund		PIMCO New York Municipal Income Fund II		PIMCO New York Municipal Income Fund III

(Amounts in thousands † )	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,796	$3,747	$2,575	$5,292	$1,162	$2,420
Net realized gain (loss)	(822)	(6,413)	(354)	(7,103)	(326)	(4,298)
Net change in unrealized appreciation (depreciation)	3,573	(19,399)	4,716	(29,274)	1,892	(9,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,547	(22,065)	6,937	(31,085)	2,728	(11,553)

Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(1,147)	(879)	(1,618)	(1,226)	(825)	(628)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	3,400	(22,944)	5,319	(32,311)	1,903	(12,181)

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(1,581)	(3,155)	(1,984)	(5,385)	(855)	(1,858)

Tax basis return of capital	0	(804)	0	0	0	(587)

Total Distributions to Common Shareholders (a)	(1,581)	(3,959)	(1,984)	(5,385)	(855)	(2,445)

Common Share Transactions*:

Net proceeds from at-the-market offering	0	0	0	0	0	0

Issued as reinvestment of distributions	66	110	0	52	7	80

Total increase (decrease) in net assets applicable to common shareholders	1,885	(26,793)	3,335	(37,644)	1,055	(14,546)

Net Assets Applicable to Common Shareholders:

Beginning of period	68,397	95,190	92,937	130,581	38,240	52,786
End of period	$70,282	$68,397	$96,272	$92,937	$39,295	$38,240

* Common Share Transactions:

Shares sold	0	0	0	0	0	0

Shares issued as reinvestment of distributions	7	11	0	6	1	10

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands † )	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$37,477	$18,176	$9,921	$10,651	$7,764

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(80,746)	(41,032)	(33,958)	(30,347)	(36,575)
Proceeds from sales of long-term securities	92,055	46,785	34,312	32,353	46,488
(Purchases) Proceeds from sales of short-term portfolio investments, net	204	1,321	2,091	638	(7,954)
(Increase) decrease in interest and/or dividends receivable	(129)	(63)	87	72	302
(Increase) decrease in other assets	(119)	(58)	(43)	(47)	(38)
Increase (decrease) in payable for investments purchased	(1,032)	(2,063)	0	0	0
Increase (decrease) in accrued management fees	(18)	(9)	(8)	(8)	(8)
Increase (decrease) in other liabilities	22	(5)	(16)	(15)	(1)
Net Realized (Gain) Loss
Investments in securities	3,985	2,357	701	555	223
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(23,811)	(12,239)	(5,317)	(5,667)	(3,432)
Net amortization (accretion) on investments	(1,348)	(696)	132	(165)	10
Amortization of debt issuance cost	18	12	(5)	(3)	11

Net Cash Provided by (Used for) Operating Activities	26,558	12,486	7,897	8,017	6,790

Cash Flows Received from (Used for) Financing Activities:

Net proceeds from at-the-market offering	1,377	0	0	0	0
Cash distributions paid to common shareholders*	(15,241)	(6,694)	(4,523)	(4,447)	(4,055)
Cash distributions paid to auction rate preferred shareholders	(8,357)	(4,334)	(3,408)	(3,606)	(2,750)
Proceeds from tender option bond transactions	1,500	500	0	0	0
Payments on tender option bond transactions	(5,839)	(1,959)	18	21	15
Proceeds on Remarketable Variable Rate MuniFund Term Preferred Shares Net	1	1	16	15	0

Net Cash Received from (Used for) Financing Activities	(26,559)	(12,486)	(7,897)	(8,017)	(6,790)

Net Increase (Decrease) in Cash and Foreign Currency	(1)	0	0	0	0

Cash and Foreign Currency:

Beginning of period	1	1	0	1	0
End of period	$0	$1	$0	$1	$0

* Reinvestment of distributions to common shareholders	$1,727	$356	$126	$52	$112

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$2,575	$1,040	$693	$736	$697

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	JUNE 30, 2023	31

Schedule of Investments	PIMCO Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.1%

MUNICIPAL BONDS & NOTES 176.0%

ALABAMA 5.4%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	$750	$791
7.900% due 10/01/2050 (d)	10,000	10,407

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,166	1,090
5.250% due 05/01/2044	1,575	1,425

		13,713

ALASKA 0.4%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	900	2

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	1,080	1,151

		1,153

ARIZONA 4.1%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	500
5.000% due 01/01/2043	550	288
5.500% due 01/01/2054	1,500	747

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	1,100	605

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	1,100	953

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,500	3,406

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,210
5.000% due 07/01/2049	1,700	1,797

		10,506

ARKANSAS 1.3%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (c)	5,500	3,224

CALIFORNIA 6.6%

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,073

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	835	836

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
3.650% due 01/01/2050	2,500	2,490

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,084

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,500	273

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,000	1,042

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,536

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	$1,385	$1,381

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,000	1,985

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	1,770	1,900

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	500	493

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021
4.000% due 10/01/2048	675	669

		16,762

COLORADO 7.6%

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	10,000	9,573

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,182
4.000% due 08/01/2049	2,000	1,831

Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	715	396

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,015	1,014

Denver, Colorado Airport System City & County Revenue Notes, Series 2022
5.000% due 11/15/2029	1,000	1,089

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	985

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	1,250	1,216

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	604

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	432

		19,322

CONNECTICUT 0.9%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2035	2,000	2,248

DELAWARE 2.1%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 07/01/2037	4,940	4,492
7.120% due 07/01/2037	870	847

		5,339

DISTRICT OF COLUMBIA 1.2%

District of Columbia Revenue Bonds, Series 2022
5.500% due 02/29/2036	1,625	1,776

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	1,250	1,168

		2,944

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 7.0%

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	$740	$731

Central Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2041	1,950	1,910

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	1,650	1,492

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	995
4.000% due 07/01/2046	1,000	986

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	2,500	2,408

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	1,600	1,665

Orange County Health Facilities Authority, Florida Revenue Bond,Series 2023
5.000% due 10/01/2053	910	955

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	1,000	983

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	1,500	1,125

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,041

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,400	1,145

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,380

		17,816

GEORGIA 5.7%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(a)	1,600	720

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	2,000	1,806

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,005

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	8,962

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,000	1,026

		14,519

HAWAII 0.6%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,485	1,489

ILLINOIS 14.4%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	3,000	2,951

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,000	3,145

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	2,330	2,405

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	$1,750	$1,783

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,435

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,051

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(a)	945	378

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	1,000	928

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,047

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	9,500	10,135

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	6,500	2,304

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017
0.000% due 12/15/2056 (c)	2,445	475

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	2,000	913

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	608

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	1,000	569

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	3,500	3,732

		36,859

INDIANA 2.1%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,250	1,246

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,210	922

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	2,280	2,275

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	952

		5,395

IOWA 2.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	2,530	2,570

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046 ^	2,062	2,111

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	800	743

		5,424

KANSAS 1.2%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	695	132

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	3,085	2,974

		3,106

LOUISIANA 5.8%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	3,000	2,960

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	$4,000	$3,983

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	3,750	3,825

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	750	732

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2052	1,780	1,906

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,250	1,353

		14,759

MAINE 0.7%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	2,000	1,898

MARYLAND 0.2%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.000% due 07/01/2040	500	480

MASSACHUSETTS 3.6%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,005

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2045	3,000	3,208

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,003

Massachusetts Development Finance Agency Revenue Bonds, Series 2023
5.250% due 07/01/2052	1,250	1,312

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	2,500	2,659

		9,187

MICHIGAN 4.7%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	1,280	1,425

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.000% due 04/15/2042	1,000	961

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031 (e)	1,200	1,281

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	3,303
4.000% due 12/01/2048	2,000	1,897

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (e)	2,328	2,387

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (e)	72	78

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	15,000	598

		11,930

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 0.8%

Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022
5.250% due 06/15/2047	$500	$511

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,500	1,463

		1,974

MISSOURI 1.8%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,000	2,823

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	591

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	1,000	1,077

		4,491

NEVADA 2.0%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,200	4,143

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	10,500	1,061

		5,204

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	2,722	2,681

NEW JERSEY 10.1%

Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022
4.000% due 08/01/2040	2,600	2,641

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (f)	2,983	2,720

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,680

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	2,050	2,053

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,001

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	1,500	971

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,087
5.250% due 06/15/2043	1,000	1,053

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	1,000	1,071

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	1,500	1,589

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	254

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,074
5.000% due 06/01/2046	5,595	5,619

		25,813

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	33

Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 22.5%

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2052	$1,000	$1,023

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	4,000	3,904

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020
5.250% due 11/15/2055	2,000	2,100

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,780	1,735

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	2,867	1,290

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2045	1,000	988

New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	811
5.000% due 04/01/2045	2,300	2,430

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	4,000	4,407

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	2,000	2,293

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	11,428

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,442

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	987

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	1,625	1,211

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	1,250	1,198

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	1,500	1,468

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	1,250	1,251

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (f)	1,500	1,364

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	460	447

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2050	575	553

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,000	1,954

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2043	1,500	1,484

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,750	2,711

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
4.000% due 06/01/2050	1,500	1,341

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	2,750	2,665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	$2,635	$2,838

		57,323

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	850	425

OHIO 4.6%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	975

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	36,500	4,530

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	2,250	2,139

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015
4.250% due 11/01/2040	2,000	1,994

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	850	794

Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	1,000	855

Worthington City School District, Ohio General Obligation, Series 2023
5.500% due 12/01/2054	455	516

		11,803

OKLAHOMA 0.2%

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	750	594

OREGON 2.1%

Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020
5.000% due 06/15/2045	2,000	2,166

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2050	1,500	1,389

Multnomah County School District 40, Oregon General Obligations, Series 2023
0.000% due 06/15/2051 (c)	1,590	383

Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	651

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,310	692

		5,281

PENNSYLVANIA 6.8%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	3,000	3,328

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,500	1,677

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	1,750	1,704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	$1,100	$1,133

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	4,250	4,493

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,250	1,333
5.000% due 12/01/2051	1,750	1,848

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	908

Philadelphia, Pennsylvania Airport Revenue Bonds, (AGM Insured), Series 2021
4.000% due 07/01/2041	1,000	959

		17,383

PUERTO RICO 7.9%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	28,000	1,891

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	3,908	1,973
0.000% due 11/01/2051	2,815	1,251

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,072
4.000% due 07/01/2041	1,700	1,482

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (d)	2,215	1,357
5.000% due 07/01/2062	122	119

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (c)	79	50

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	2,723
0.000% due 07/01/2051 (c)	10,000	2,114

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	6,485	6,162

		20,194

RHODE ISLAND 1.2%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,213
5.000% due 06/01/2050	2,000	1,979

		3,192

SOUTH CAROLINA 2.4%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,008
5.500% due 12/01/2053	1,100	1,103

		6,111

TENNESSEE 4.4%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	724

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	700	520

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,041
5.250% due 09/01/2024	5,000	5,064

		11,349

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 14.8%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	$590	$387
12.000% due 12/01/2045	1,000	861

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2042	1,075	1,139

Austin, Texas Electric Utility Revenue Bonds, Series 2019
5.000% due 11/15/2044	1,500	1,605

Board of Regents of the University of Texas System Revenue Bonds, Series 2022
4.000% due 08/15/2052	2,500	2,422

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
12.000% due 06/01/2043	2,000	2,003

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	681
0.000% due 08/15/2037 (c)	3,500	1,804

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,007

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2038	1,750	1,947

Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	2,500	2,444

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021
5.500% due 01/01/2057	825	593

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,464
5.000% due 01/01/2048	1,250	1,285

Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 02/15/2052	4,000	4,305

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,000	1,069

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	510

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	1,380	1,454

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	3,518

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	3,580	3,731

Texas Water Development Board Revenue Bonds, Series 2022
5.000% due 10/15/2057	2,380	2,586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	$1,160	$1,093

		37,908

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	2,420	2,394

UTAH 2.8%

County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	7,175

VIRGINIA 3.8%

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	3,850	3,861

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	23,000	1,122
5.000% due 07/01/2034	1,500	1,411

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,400	3,221

		9,615

WASHINGTON 0.7%

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	2,155	1,832

WEST VIRGINIA 1.4%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,022

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040	2,500	2,503

		3,525

WISCONSIN 5.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,723

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	1,845

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	7,500	431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	$1,100	$879
4.000% due 07/01/2056	500	387
4.500% due 06/01/2056	820	609

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	7,000	2,418

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	695	710

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	3,000	3,141

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	1,920	1,801

		14,944

Total Municipal Bonds & Notes (Cost $457,034)		449,284

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Freddie Mac
4.140% due 01/25/2040	1,999	1,859

Total Non-Agency Mortgage-Backed Securities (Cost $1,874)		1,859

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%

Talen Energy Corp. (b)	3,681	185

Total Common Stocks (Cost $173)		185

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (g) 0.3%
		873

Total Short-Term Instruments (Cost $873)		873

Total Investments in Securities (Cost $459,954)		452,201

Total Investments 177.1% (Cost $459,954)		$452,201

Auction Rate Preferred Shares (65.3)%		(166,700)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (7.1)%		(18,179)

Other Assets and Liabilities, net (4.7)%		(12,023)

Net Assets Applicable to Common Shareholders 100.0%		$255,299

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	35

Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

(f)   RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$ 3,400	$2,720	1.07%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	1,683	1,364	0.53

				$ 5,083	$4,084	1.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$873	U.S. Treasury Notes 4.625% due 06/30/2025	$(891)	$873	$873

Total Repurchase Agreements						$(891)	$873	$873

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$873	$0	$0	$873	$(891)	$(18)

Total Borrowings and Other Financing Transactions	$873	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$13,713	$0	$13,713
Alaska	0	1,153	0	1,153
Arizona	0	10,506	0	10,506
Arkansas	0	3,224	0	3,224
California	0	16,762	0	16,762
Colorado	0	19,322	0	19,322
Connecticut	0	2,248	0	2,248
Delaware	0	5,339	0	5,339
District of Columbia	0	2,944	0	2,944
Florida	0	17,816	0	17,816
Georgia	0	14,519	0	14,519
Hawaii	0	1,489	0	1,489
Illinois	0	36,859	0	36,859
Indiana	0	5,395	0	5,395
Iowa	0	5,424	0	5,424
Kansas	0	3,106	0	3,106
Louisiana	0	14,759	0	14,759
Maine	0	1,898	0	1,898

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Maryland	$0	$480	$0	$480
Massachusetts	0	9,187	0	9,187
Michigan	0	11,930	0	11,930
Minnesota	0	1,974	0	1,974
Missouri	0	4,491	0	4,491
Nevada	0	5,204	0	5,204
New Hampshire	0	2,681	0	2,681
New Jersey	0	25,813	0	25,813
New York	0	57,323	0	57,323
North Dakota	0	425	0	425
Ohio	0	11,803	0	11,803
Oklahoma	0	594	0	594
Oregon	0	5,281	0	5,281
Pennsylvania	0	17,383	0	17,383
Puerto Rico	0	20,194	0	20,194
Rhode Island	0	3,192	0	3,192
South Carolina	0	6,111	0	6,111
Tennessee	0	11,349	0	11,349
Texas	0	37,908	0	37,908
U.S. Virgin Islands	0	2,394	0	2,394

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Utah	$0	$7,175	$0	$7,175
Virginia	0	9,615	0	9,615
Washington	0	1,832	0	1,832
West Virginia	0	3,525	0	3,525
Wisconsin	0	14,944	0	14,944
Non-Agency Mortgage-Backed Securities	0	1,859	0	1,859

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Common Stocks
Energy	$185	$0	$0	$185
Short-Term Instruments
Repurchase Agreements	0	873	0	873

Total Investments	$185	$452,016	$0	$452,201

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	37

Schedule of Investments	PIMCO Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.6%

MUNICIPAL BONDS & NOTES 171.8%

ALABAMA 6.6%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	$18,000	$18,977
7.900% due 10/01/2050 (d)	14,750	15,351

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	2,331	2,181
5.250% due 05/01/2044	3,300	2,986

		39,495

ALASKA 0.4%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	2,450	2,610

ARIZONA 8.5%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	447
4.750% due 01/01/2038	950	506
5.125% due 01/01/2054	1,500	762
5.500% due 01/01/2054	1,500	748

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	2,500	1,375

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	2,400	2,080

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	7,700	7,493

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,017
5.000% due 07/01/2049	3,000	3,170

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,235
5.000% due 12/01/2037	22,400	23,445

		50,278

ARKANSAS 0.6%

Arkansas Development Finance Authority Revenue Bonds, Series 2019
4.500% due 09/01/2049	3,450	3,129

Arkansas Development Finance Authority Revenue Bonds, Series 2022
5.450% due 09/01/2052	350	351

		3,480

CALIFORNIA 8.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,049

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	12,500	13,093

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	4,000	3,704

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
3.650% due 01/01/2050	7,600	7,568

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	4,000	4,335

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	$7,500	$818

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	2,000	2,085

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	3,435	3,425

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	4,500	4,467

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,105

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	1,250	1,232

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021
4.000% due 10/01/2048	1,570	1,557

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	3,000	2,993

		49,431

COLORADO 4.8%

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,555	2,446

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	5,257
4.000% due 08/01/2049	4,000	3,662

Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	1,615	894

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	3,250	3,247

Denver, Colorado Airport System City & County Revenue Notes, Series 2022
5.000% due 11/15/2029	2,000	2,177

Denver, Colorado City & County Revenue Bonds, Series 2021
4.000% due 08/01/2042	1,750	1,758

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	2,500	2,463

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	3,500	3,404

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,728

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	1,000	864

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022
4.750% due 12/01/2051	775	599

		28,499

CONNECTICUT 1.3%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2036	3,500	3,638

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	4,450	4,127

		7,765

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DELAWARE 1.0%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 07/01/2037	$5,360	$4,874
7.120% due 07/01/2037	945	920

		5,794

DISTRICT OF COLUMBIA 0.9%

District of Columbia Revenue Bonds, Series 2022
5.500% due 02/28/2037	1,850	1,986

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	3,500	3,269

		5,255

FLORIDA 6.8%

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	1,715	1,694

Central Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2041	4,290	4,201

Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,865	3,029

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	3,700	3,346

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,880
4.000% due 10/01/2049	5,000	4,816

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	3,800	3,956

Orange County Health Facilities Authority, Florida Revenue Bond, Series 2023
5.000% due 10/01/2053	2,110	2,215

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052	2,850	2,821

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	2,500	2,459

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	3,500	2,624

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,590	1,655

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,600	1,308

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (c)	2,600	704
0.000% due 09/01/2053 (c)	2,600	556

		40,264

GEORGIA 6.2%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	3,950

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(a)	3,750	1,687

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (e)	7,000	7,113

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	3,500	3,509

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	$19,680	$19,624

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,000	1,026

		36,909

ILLINOIS 15.0%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	7,000	6,886

Chicago O’Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020
4.000% due 01/01/2039	5,000	4,991
4.000% due 01/01/2040	1,765	1,759

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	4,500	4,379

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	4,840	4,995

Chicago Park District, Illinois General Obligation Bonds, Series 2020
4.000% due 01/01/2036	1,300	1,293

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	4,000	4,074

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,051

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(a)	2,155	862

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	2,000	1,855

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,067

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,226
5.000% due 05/01/2041	1,500	1,548

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	13,001
5.000% due 11/01/2027	6,140	6,550

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (e)	12,500	12,936

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	10,000	3,545

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017
0.000% due 12/15/2056 (c)	5,540	1,076

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	6,000	2,739

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	5,000	1,217

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	967
0.000% due 06/15/2037 (c)	1,000	536

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	8,000	8,530

		89,083

INDIANA 1.8%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	3,000	2,990

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	2,420	1,843

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	$5,170	$5,160

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	952

		10,945

IOWA 1.4%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	5,715	5,805

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046 ^	694	710

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	1,900	1,766

		8,281

KANSAS 0.9%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	5,500	5,303

		5,303

LOUISIANA 4.7%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	7,000	6,906

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	7,000	6,970

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	5,000	5,082

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,500	1,465

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2052	4,125	4,417

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 10/01/2040	2,800	3,030

		27,870

MAINE 0.3%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	2,000	1,876

MARYLAND 1.1%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.250% due 07/01/2050	1,400	1,306

Maryland Stadium Authority Revenue Bonds, Series 2016
5.000% due 05/01/2041	5,000	5,286

		6,592

MASSACHUSETTS 2.3%

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(a)	444	5

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,508

Massachusetts Development Finance Agency Revenue Bonds, Series 2023
5.250% due 07/01/2052	3,250	3,411

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	$7,500	$7,976

		13,900

MICHIGAN 2.6%

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.000% due 04/15/2042	2,000	1,921

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031 (e)	2,600	2,777

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	3,794

Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	154
5.000% due 09/01/2050	300	240

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (e)	4,947	5,072

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	100	90

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (e)	153	165

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	25,000	996

		15,209

MINNESOTA 0.9%

Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022
5.250% due 06/15/2047	2,000	2,044

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,500	3,414

		5,458

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	40

MISSOURI 2.4%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,001

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	512
5.000% due 02/15/2036	425	454

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	958

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	2,000	2,153

		14,078

NEVADA 2.0%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	9,500	9,371

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	24,000	2,426

		11,797

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	39

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 0.9%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	$5,534	$5,450

NEW JERSEY 9.0%

Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022
4.000% due 08/01/2040	6,400	6,501

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (f)	6,749	6,154

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,359

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,003

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	2,500	1,617

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,590

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,653
5.250% due 06/15/2043	4,000	4,212

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	6,000	6,425

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	1,500	1,589

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,024

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	11,465	11,514

		53,641

NEW YORK 17.7%

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2052	1,000	1,023

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	7,000	6,832

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	4,130	4,025

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	751	338

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2045	2,000	1,976

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
4.000% due 06/15/2050	3,000	2,954

New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	2,250	2,433

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	6,000	6,610

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	5,000	5,733

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	$11,505	$13,148

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	9,250	9,130

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	3,775	2,814

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	3,500	3,356

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	4,000	3,914

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	2,500	2,502

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (f)	3,500	3,182

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	1,040	1,011

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	3,150	3,107
4.000% due 01/01/2050	1,305	1,256

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	5,375	5,251

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	6,250	6,161

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	3,300	3,451

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
4.000% due 06/01/2050	2,920	2,610

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	6,000	5,816

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	6,125	6,598

		105,231

NORTH CAROLINA 0.5%

North Carolina Turnpike Authority Revenue Bonds, Series 2018
4.000% due 01/01/2039	3,000	3,021

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	1,950	975

OHIO 6.7%

Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,500	1,357

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	79,500	9,866
5.000% due 06/01/2055	2,470	2,317

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	11,000	10,229

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	5,500	5,230

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015
4.250% due 11/01/2040	$3,000	$2,991

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	1,700	1,588

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	2,500	2,689

Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	2,600	2,224

Worthington City School District, Ohio General Obligation, Series 2023
5.500% due 12/01/2054	1,060	1,202

		39,693

OKLAHOMA 1.1%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	2,000	1,909

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	1,750	1,386

Oklahoma Water Resources Board Revenue Bonds, Series 2020
4.000% due 10/01/2049	3,250	3,154

		6,449

OREGON 0.9%

Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020
5.000% due 06/15/2045	2,000	2,167

Multnomah County School District 40, Oregon General Obligations, Series 2023
0.000% due 06/15/2051 (c)	3,700	891

Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2057	1,000	697

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	5,195	1,557

		5,312

PENNSYLVANIA 7.3%

Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022
4.250% due 12/01/2047	1,800	1,814

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2042	4,060	3,937

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.450% due 10/01/2034	3,000	3,059

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	7,000	7,766

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	3,400	3,801

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 02/15/2043	4,800	4,672

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	2,500	2,576

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	7,595	7,645

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	$1,000	$1,066
5.000% due 12/01/2051	6,000	6,336

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	908

		43,580

PUERTO RICO 7.7%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	63,000	4,255

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	8,744	4,416
0.000% due 11/01/2051	8,119	3,725

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,298
4.000% due 07/01/2041	3,500	3,050

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (d)	4,131	2,530
5.000% due 07/01/2062	559	545

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (c)	363	232

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	52,000	10,993

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	14,205	13,498

		45,542

RHODE ISLAND 3.1%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	18,255

SOUTH CAROLINA 1.7%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	10,028

TENNESSEE 1.8%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	2,000	1,447

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,000	1,914

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	1,550	1,152

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	6,000	6,049

		10,562

TEXAS 19.7%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	882
12.000% due 12/01/2045	2,250	1,938

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2042	2,425	2,568

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Board of Regents of the University of Texas System Revenue Bonds, Series 2022
4.000% due 08/15/2052	$6,500	$6,297

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
12.000% due 06/01/2043	4,000	4,006

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,600	2,381

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	2,500	1,363
0.000% due 08/15/2037 (c)	8,000	4,123

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,750	1,763

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2038	3,500	3,895

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	21,088

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (e)	7,500	7,868

Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	5,000	4,889

Lower Colorado River Authority, Texas Revenue Bonds, Series 2019
4.000% due 05/15/2049	2,500	2,308

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046 ^	1,030	706

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021
5.500% due 01/01/2057	4,300	3,091

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,504
5.000% due 01/01/2048	3,500	3,599

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,034

Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 02/15/2052	6,000	6,457

San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042	10,000	9,613

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,010	1,079

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,020

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	3,140	3,307

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	10,680	11,131

Texas Water Development Board Revenue Bonds, Series 2022
5.000% due 10/15/2057	5,395	5,862

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	1,250	1,178

		116,950

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	5,460	5,401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 0.2%

Military Installation Development Authority, Utah Revenue Bonds, Series 2021
4.000% due 06/01/2052	$2,000	$1,498

VIRGINIA 3.4%

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	8,200	8,223

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	2,489
5.000% due 07/01/2034	2,500	2,351

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	7,800	7,389

		20,452

WASHINGTON 0.7%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	1,842

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	2,960	2,516

		4,358

WEST VIRGINIA 1.5%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,043

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040	7,110	7,119

		9,162

WISCONSIN 6.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	350
7.000% due 01/01/2050	4,500	4,901

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	2,460

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	15,000	863

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,393
4.000% due 03/31/2056	900	719
4.000% due 07/01/2056	1,100	852
4.500% due 06/01/2056	2,900	2,154

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
5.000% due 10/01/2052	7,500	7,817

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	3,855	1,332
0.000% due 12/15/2055 (c)	20,420	4,259

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,345	4,442

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	4,470	4,192

		35,734

Total Municipal Bonds & Notes (Cost $1,036,322)		1,021,506

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	41

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Freddie Mac
4.140% due 01/25/2040	$2,998	$2,789

Total Non-Agency Mortgage-Backed Securities (Cost $2,812)		2,789

	SHARES
COMMON STOCKS 0.1%

ENERGY 0.1%

Talen Energy Corp. (b)	8,003	402

Total Common Stocks (Cost $376)		402

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (g) 0.2%
$1,153

Total Short-Term Instruments (Cost $1,153)	1,153

Total Investments in Securities (Cost $1,040,663)	1,025,850

Total Investments 172.6% (Cost $1,040,663)	$1,025,850

Auction Rate Preferred Shares (50.2)%	(298,275)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.6)%	(68,661)

Other Assets and Liabilities, net (10.8)%	(64,328)

Net Assets Applicable to Common Shareholders 100.0%	$594,586

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$7,692	$6,154	1.04%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	3,928	3,182	0.54

				$11,620	$9,336	1.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$1,153	U.S. Treasury Bonds 4.625% due 06/30/2025	$(1,176)	$1,153	$1,153

Total Repurchase Agreements						$(1,176)	$1,153	$1,153

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$1,153	$0	$0	$1,153	$(1,176)	$(23)

Total Borrowings and Other Financing Transactions	$1,153	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$39,495	$0	$39,495
Alaska	0	2,610	0	2,610
Arizona	0	50,278	0	50,278
Arkansas	0	3,480	0	3,480
California	0	49,431	0	49,431
Colorado	0	28,499	0	28,499
Connecticut	0	7,765	0	7,765
Delaware	0	5,794	0	5,794
District of Columbia	0	5,255	0	5,255
Florida	0	40,264	0	40,264
Georgia	0	36,909	0	36,909
Illinois	0	89,083	0	89,083
Indiana	0	10,945	0	10,945
Iowa	0	8,281	0	8,281
Kansas	0	5,303	0	5,303
Louisiana	0	27,870	0	27,870
Maine	0	1,876	0	1,876
Maryland	0	6,592	0	6,592
Massachusetts	0	13,900	0	13,900
Michigan	0	15,209	0	15,209
Minnesota	0	5,458	0	5,458
Mississippi	0	40	0	40
Missouri	0	14,078	0	14,078
Nevada	0	11,797	0	11,797
New Hampshire	0	5,450	0	5,450
New Jersey	0	53,641	0	53,641

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
New York	$0	$105,231	$0	$105,231
North Carolina	0	3,021	0	3,021
North Dakota	0	975	0	975
Ohio	0	39,693	0	39,693
Oklahoma	0	6,449	0	6,449
Oregon	0	5,312	0	5,312
Pennsylvania	0	43,580	0	43,580
Puerto Rico	0	45,542	0	45,542
Rhode Island	0	18,255	0	18,255
South Carolina	0	10,028	0	10,028
Tennessee	0	10,562	0	10,562
Texas	0	116,950	0	116,950
U.S. Virgin Islands	0	5,401	0	5,401
Utah	0	1,498	0	1,498
Virginia	0	20,452	0	20,452
Washington	0	4,358	0	4,358
West Virginia	0	9,162	0	9,162
Wisconsin	0	35,734	0	35,734
Non-Agency Mortgage-Backed Securities	0	2,789	0	2,789
Common Stocks
Energy	402	0	0	402
Short-Term Instruments
Repurchase Agreements	0	1,153	0	1,153

Total Investments	$402	$1,025,448	$0	$1,025,850

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	43

Schedule of Investments	PIMCO Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.9%

MUNICIPAL BONDS & NOTES 174.1%

ALABAMA 7.2%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	$7,500	$7,907
7.900% due 10/01/2050 (d)	9,000	9,367

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,010	945
5.250% due 05/01/2044	1,625	1,470

		19,689

ALASKA 0.5%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	1,165	1,241

ARIZONA 8.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031	675	440
4.500% due 01/01/2032	710	445
4.500% due 01/01/2049	750	416

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	1,200	660

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	1,200	1,040

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,800	3,698

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,403
5.000% due 07/01/2049	1,770	1,870

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	12,141

		23,113

CALIFORNIA 8.1%

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,019

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,000	1,852

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
3.650% due 01/01/2050	3,500	3,485

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	2,000	2,167

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,810	1,811

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,500	273

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,050	1,095

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	1,490	1,486

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,000	1,985

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	$2,000	$2,405

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	750	739

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,250	2,253

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021
4.000% due 10/01/2048	730	724

		22,294

COLORADO 4.3%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,480
4.000% due 08/01/2049	2,000	1,831

Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	1,615	894

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,250	1,249

Denver, Colorado City & County Revenue Bonds, Series 2021
4.000% due 08/01/2043	1,500	1,504

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,250	1,231

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	1,250	1,215

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	604

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	475

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022
4.750% due 12/01/2051	500	387

		11,870

CONNECTICUT 1.9%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2040	2,000	2,185

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	3,300	3,060

		5,245

DELAWARE 4.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 07/01/2037	11,120	10,113
7.120% due 07/01/2037	1,965	1,913

		12,026

DISTRICT OF COLUMBIA 1.8%

District of Columbia General Obligation Bonds, Series 2019
5.000% due 10/15/2044	650	699

District of Columbia Revenue Bonds, Series 2022
5.500% due 08/31/2036	1,800	1,961

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019
5.000% due 10/01/2044	500	538

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	$1,750	$1,635

		4,833

FLORIDA 11.9%

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	795	785

Central Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2041	1,940	1,900

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
0.000% due 10/01/2039 (f)	5,000	5,005

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	1,800	1,627

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 04/01/2053	4,000	3,680

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	996

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	2,500	2,408

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	1,850	1,926

North Miami Beach, Florida Water Revenue Bonds, Series 2020
5.000% due 08/01/2044	3,000	3,253

Orange County Health Facilities Authority, Florida Revenue Bond, Series 2023
5.000% due 10/01/2053	980	1,028

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	1,500	1,475

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	1,750	1,312

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,041

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,750	3,468

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	3,500	2,862

		32,766

GEORGIA 5.7%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(a)	1,750	787

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (e)	3,000	3,048

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,005

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	9,960

		15,800

ILLINOIS 15.0%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	4,000	3,935

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	$2,800	$2,936
5.000% due 01/01/2053	1,000	1,043

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	2,330	2,405

Chicago Park District, Illinois General Obligation Bonds, Series 2020
4.000% due 01/01/2038	1,435	1,400

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	407
5.500% due 01/01/2042	1,000	1,014

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,194

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	1,795

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(a)	1,030	412

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	1,010	937

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,046
5.000% due 05/01/2041	1,500	1,548

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,188
5.000% due 11/01/2027	7,000	7,468

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	6,500	2,304

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017
0.000% due 12/15/2056 (c)	2,685	522

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	2,000	913

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	608

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	3,900	4,158

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2029	1,000	1,091

		41,324

INDIANA 2.6%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,400	1,395

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,210	922

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	2,460	2,455

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	2,500	2,380

		7,152

IOWA 1.4%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	2,755	2,798

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046 ^	364	373

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	875	813

		3,984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 0.7%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	$2,000	$1,928

		1,928

LOUISIANA 5.6%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	3,100	3,059

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	4,000	3,983

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	4,000	4,080

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	750	732

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2052	1,915	2,050

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,350	1,461

		15,365

MAINE 0.5%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,500

MARYLAND 0.2%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.000% due 07/01/2040	500	480

MASSACHUSETTS 3.8%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,005

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2046	3,000	3,203

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(a)	228	2

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,003

Massachusetts Development Finance Agency Revenue Bonds, Series 2023
5.250% due 07/01/2052	1,500	1,574

Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	525	525

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	3,000	3,191

		10,503

MICHIGAN 5.0%

Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021
5.000% due 01/01/2051	2,500	2,627

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031 (e)	1,200	1,282

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	2,000	1,862

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (e)	$2,425	$2,486

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (e)	75	81

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	12,500	498

Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2044	5,000	4,945

		13,781

MINNESOTA 0.6%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,750	1,707

MISSOURI 0.6%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
5.000% due 02/15/2035	500	537

Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	115	57

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	1,000	1,077

		1,671

NEVADA 2.0%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,545	4,483

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	11,000	1,112

		5,595

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	2,712	2,671

NEW JERSEY 10.7%

Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022
4.000% due 08/01/2040	3,000	3,048

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (g)	3,256	2,969

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,359

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	3,763	3,754

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,001

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	3,200	2,070

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021
4.000% due 06/15/2036	1,500	1,520

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	913

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,200	1,289
5.000% due 06/01/2046	6,525	6,553

		29,476

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	45

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 14.9%

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2052	$2,000	$2,047

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	2,120	2,069

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,915	1,866

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	785	353

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2041	1,110	1,107

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
4.000% due 06/15/2050	2,500	2,462

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	2,250	2,580

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	1,950

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	987

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	1,760	1,312

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	1,750	1,678

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,000	2,102

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	489

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	1,250	1,251

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (g)	1,500	1,364

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	500	486

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	5,426
4.000% due 01/01/2050	620	597

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,000	1,954

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	3,250	3,204

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	2,750	2,665

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	2,835	3,054

		41,003

NORTH CAROLINA 0.9%

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,435

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	$940	$470

OHIO 6.9%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	975

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	39,500	4,902

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	5,310	4,938

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	2,250	2,139

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015
4.250% due 11/01/2040	2,000	1,994

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	900	841

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,250	1,345

Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	1,400	1,197

Worthington City School District, Ohio General Obligation, Series 2023
5.500% due 12/01/2054	485	550

		18,881

OKLAHOMA 1.4%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	1,600	1,527

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	1,000	792

Oklahoma Water Resources Board Revenue Bonds, Series 2020
4.000% due 10/01/2049	1,500	1,456

		3,775

OREGON 0.4%

Multnomah County School District 40, Oregon General Obligations, Series 2023
0.000% due 06/15/2051 (c)	1,710	411

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,495	748

		1,159

PENNSYLVANIA 5.9%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	3,000	3,328

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,650	1,845

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	1,825	1,777

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	1,350	1,391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	$3,800	$3,825

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	908

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019
5.000% due 11/01/2054	3,100	3,238

		16,312

PUERTO RICO 7.6%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	31,000	2,092

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,156	2,099
0.000% due 11/01/2051	4,255	1,968

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,072
4.000% due 07/01/2041	1,700	1,482

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (d)	2,523	1,545
5.000% due 07/01/2062	322	314

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (c)	209	133

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	2,723
0.000% due 07/01/2051 (c)	10,500	2,220

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	5,460	5,188

		20,836

RHODE ISLAND 1.1%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	3,000	2,968

SOUTH CAROLINA 2.5%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,008
5.500% due 12/01/2053	1,750	1,755

		6,763

TENNESSEE 0.8%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	724

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019
4.000% due 07/01/2049	1,000	957

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	750	557

		2,238

TEXAS 15.3%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	426
12.000% due 12/01/2045	1,100	947

Austin, Texas Electric Utility Revenue Bonds, Series 2019
5.000% due 11/15/2044	1,585	1,696

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018
4.000% due 02/15/2043	$2,500	$2,427

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
12.000% due 06/01/2043	2,000	2,003

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	1,250	1,145

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	681
0.000% due 08/15/2037 (c)	4,000	2,061

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,008

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2038	1,750	1,947

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (e)	4,000	4,196

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	1,500	1,498

Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	2,500	2,444

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021
5.500% due 01/01/2057	2,400	1,725

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,464
5.000% due 01/01/2048	1,250	1,286

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	510

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	1,480	1,559

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	155

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,295	5,518

Texas Water Development Board Revenue Bonds, Series 2022
5.000% due 10/15/2057	2,560	2,782

University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	2,200	2,139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	$2,700	$2,544

		42,161

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	2,635	2,607

VIRGINIA 3.7%

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	4,000	4,011

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	25,000	1,220
5.000% due 07/01/2034	1,500	1,411

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,800	3,600

		10,242

WASHINGTON 2.4%

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2046	4,000	3,948

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	921

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	1,345	1,143

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	671

		6,683

WEST VIRGINIA 0.4%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,022

WISCONSIN 4.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,723

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	1,538

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	7,500	432

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	$1,260	$1,032
4.000% due 07/01/2056	650	503
4.500% due 06/01/2056	885	657

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	6,500	2,246

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	415	424

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	2,000	2,094

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	2,070	1,941

		13,590

Total Municipal Bonds & Notes (Cost $489,082)		479,159

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Freddie Mac
4.140% due 01/25/2040	999	930

Total Non-Agency Mortgage-Backed Securities (Cost $937)		930

	SHARES
COMMON STOCKS 0.1%

ENERGY 0.1%

Talen Energy Corp. (b)	4,321	217

Total Common Stocks (Cost $203)		217

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (h) 0.4%

		1,088

Total Short-Term Instruments (Cost $1,088)		1,088

Total Investments in Securities (Cost $491,310)		481,394

Total Investments 174.9% (Cost $491,310)		$481,394

Auction Rate Preferred Shares (56.2)%		(154,700)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.4)%		(34,274)

Other Assets and Liabilities, net (6.3)%		(17,116)

Net Assets Applicable to Common Shareholders 100.0%		$275,304

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)
Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	47

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

(g)   RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$3,711	$2,969	1.08%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	1,683	1,364	0.49

				$5,394	$4,333	1.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$1,088	U.S. Treasury Notes 4.625% due 06/30/2025	$(1,110)	$1,088	$1,088

Total Repurchase Agreements						$(1,110)	$1,088	$1,088

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$1,088	$0	$0	$1,088	$(1,110)	$(22)

Total Borrowings and Other Financing Transactions	$1,088	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2023 in valuing the Fund’s assets and liabilities
:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$19,689	$0	$19,689
Alaska	0	1,241	0	1,241
Arizona	0	23,113	0	23,113
California	0	22,294	0	22,294
Colorado	0	11,870	0	11,870
Connecticut	0	5,245	0	5,245
Delaware	0	12,026	0	12,026
District of Columbia	0	4,833	0	4,833
Florida	0	32,766	0	32,766
Georgia	0	15,800	0	15,800
Illinois	0	41,324	0	41,324
Indiana	0	7,152	0	7,152
Iowa	0	3,984	0	3,984
Kansas	0	1,928	0	1,928
Louisiana	0	15,365	0	15,365
Maine	0	1,500	0	1,500
Maryland	0	480	0	480
Massachusetts	0	10,503	0	10,503

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Michigan	$0	$13,781	$0	$13,781
Minnesota	0	1,707	0	1,707
Missouri	0	1,671	0	1,671
Nevada	0	5,595	0	5,595
New Hampshire	0	2,671	0	2,671
New Jersey	0	29,476	0	29,476
New York	0	41,003	0	41,003
North Carolina	0	2,435	0	2,435
North Dakota	0	470	0	470
Ohio	0	18,881	0	18,881
Oklahoma	0	3,775	0	3,775
Oregon	0	1,159	0	1,159
Pennsylvania	0	16,312	0	16,312
Puerto Rico	0	20,836	0	20,836
Rhode Island	0	2,968	0	2,968
South Carolina	0	6,763	0	6,763
Tennessee	0	2,238	0	2,238
Texas	0	42,161	0	42,161
U.S. Virgin Islands	0	2,607	0	2,607
Virginia	0	10,242	0	10,242

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Washington	$0	$6,683	$0	$6,683
West Virginia	0	1,022	0	1,022
Wisconsin	0	13,590	0	13,590
Non-Agency Mortgage-Backed Securities	0	930	0	930
Common Stocks
Energy	217	0	0	217

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Short-Term Instruments
Repurchase Agreements	$0	$1,088	$0	$1,088

Total Investments	$217	$481,177	$0	$481,394

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	49

Schedule of Investments	PIMCO California Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.4%

MUNICIPAL BONDS & NOTES 176.7%

ARIZONA 0.2%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$850	$467

CALIFORNIA 157.2%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (c)	2,890	1,463

Alhambra Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2047	870	982

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (b)	680	200

Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.800% due 04/01/2047	680	680

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.125% due 04/01/2054	1,700	1,698
5.000% due 04/01/2056	1,750	1,902

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,925	3,257
5.000% due 08/01/2049	1,000	947

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,000	759

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	835

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,660	1,661

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	7,000	1,024

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	4,700	799

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	800	823

California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,252
5.000% due 10/01/2048	1,000	1,037

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	700	709

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,195	1,207

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,678

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,327

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	5,000	5,237
5.000% due 08/15/2055	6,000	6,123

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,400	1,411

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,500	3,241
4.000% due 06/01/2050	4,000	3,753

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	$2,500	$2,458

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,250	322
3.650% due 01/01/2050	2,500	2,490
4.000% due 11/01/2055	915	793

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,700	1,817

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2046	700	654

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	512
5.000% due 06/01/2043	1,370	1,457
5.000% due 06/01/2048	1,370	1,447

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (e)	1,200	930

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,350	1,430

California School Finance Authority Revenue Bonds, Series 2019
5.000% due 07/01/2054	1,000	1,009

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	3,500	4,192

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,031

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	2,750	2,752

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	1,275	1,329

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,500	1,686

California State General Obligation Bonds, Series 2022
4.000% due 04/01/2049	2,250	2,264

California State General Obligation Notes, Series 2021
5.000% due 10/01/2029	2,700	3,073

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	8,277

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	1,000	1,071

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,008
4.000% due 07/01/2043	350	351
4.000% due 07/01/2047	1,750	1,738

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	800	788

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	211
5.000% due 12/01/2046	5,700	5,532

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	959
4.000% due 12/01/2057	2,000	1,839
5.000% due 03/01/2048	1,700	1,725
5.500% due 12/01/2058	1,775	1,764

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,400	2,438

Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,445	1,607

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (b)	$1,395	$837
0.000% due 08/01/2042 (b)	1,500	657

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	2,500	1,659
4.000% due 08/01/2047	600	505

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	614

Corona Norco Unified School District, General Obligation Bonds, Series 2018
4.000% due 08/01/2047	1,650	1,653

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	331
3.100% due 07/01/2045	1,000	757
3.400% due 10/01/2046	450	349
4.000% due 08/01/2056	250	192
4.000% due 10/01/2056	600	442

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (c)	2,000	1,004

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	340	356

El Monte School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2052	1,600	1,745

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034	8,780	8,976

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,315	1,315

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	804

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,410	2,404

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	1,500	1,483

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,231

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	20,500	2,237

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	1,986

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,400	3,413

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,000	1,626

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,126

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (d)	6,000	6,288

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,057
5.500% due 11/15/2030	415	454

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023
4.000% due 08/01/2053	2,000	1,958

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	$500	$500

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,500	2,686

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	1,750	1,839

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,500	1,484

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2050	2,185	2,100

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2048	2,500	2,745

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,000	1,073

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,335	1,471

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,011

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021
5.000% due 07/01/2041	1,500	1,661

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.250% due 07/01/2047	2,500	2,826

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	10,345	12,442

Manteca Unified School District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2045	880	880

Metropolitan Water District of Southern California Revenue Bonds, Series 2020
5.000% due 10/01/2049	2,000	2,169

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	3,000	3,022

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2044	1,700	1,835

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	2,650	2,650

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021
5.000% due 11/01/2038	2,000	2,251

New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2008
0.000% due 08/01/2030 (b)	1,875	1,469

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,750	1,360

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,300	2,303

Oceanside Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2041	1,020	1,031

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	500	487

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2052	1,275	1,290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	$1,000	$1,086

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,750	1,727

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,350	1,337

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (b)	1,650	572

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	1,015

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,125	1,120

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	4,250	4,286

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	3,250	3,490

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	2,936
5.000% due 10/01/2047 (d)	1,700	1,771

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,000	1,089

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	450	442

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2048	500	560

Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2009
2.600% due 10/01/2038	1,900	1,900

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2050	1,500	1,290

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	750	717
5.000% due 07/01/2051	2,215	2,304

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	1,750	1,750

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,107

San Diego Unified School District, California General Obligation Bonds, Series 2020
4.000% due 07/01/2050	1,000	984

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,560	2,560

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,625	2,733

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,176
5.000% due 05/01/2049	2,000	2,117
5.000% due 05/01/2050	1,900	2,004

San Francisco, California City & County Certificates of Participation Bonds, Series 2015
4.000% due 09/01/2033	2,000	2,003

San Francisco, California City & County General Obligation Bonds, Series 2022
5.000% due 06/15/2042	2,750	3,022

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,100	1,198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	$1,000	$1,013

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2052	1,700	1,888

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,005

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	3,000	2,063

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	4,000	4,327

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,540	1,544

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,650	1,618

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,000	1,995

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,190	1,185

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (b)	1,000	488

Southwestern Community College District, California General Obligation Bonds, Series 2021
4.000% due 08/01/2046	4,300	4,307

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2047	1,690	1,870

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,025	2,191

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	15,900	2,479

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	4,000	696

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2047	5,000	5,288

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,500	2,687

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	2,932

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	2,500	2,390

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	2,000	1,996

		311,261

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	2,730	2,351
7.120% due 10/01/2038	480	462

		2,813

ILLINOIS 4.1%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,029

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,500	1,597

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	51

Schedule of Investments	PIMCO California Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	$1,500	$1,501

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	2,013

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,067

		8,207

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	1,790	1,787

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	1,993	1,958

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	650	325

PENNSYLVANIA 0.7%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,170	1,308

PUERTO RICO 8.9%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	20,400	1,383

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	$2,975	$1,502
0.000% due 11/01/2051	2,683	1,259

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,250	766
4.000% due 07/01/2041	1,200	1,046

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (c)	2,106	1,290
5.000% due 07/01/2062	235	229

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (b)	153	97

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	25,500	5,391

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,951	4,705

		17,668

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	302
12.000% due 12/01/2045	800	689

		991

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	1,860	1,840

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.7%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	$17,000	$829
5.500% due 07/01/2044	500	464

		1,293

Total Municipal Bonds & Notes (Cost $355,230)		349,918

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (f) 0.7%
		1,343

Total Short-Term Instruments (Cost $1,343)		1,343

Total Investments in Securities (Cost $356,573)		351,261

Total Investments 177.4% (Cost $356,573)		$351,261

Auction Rate Preferred Shares (60.9)%		(120,625)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.3)%		(24,376)

Other Assets and Liabilities, net (4.2)%		(8,220)

Net Assets Applicable to Common Shareholders 100.0%		$198,040

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)   RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,087	$930	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$1,343	U.S. Treasury Notes 4.625% due 06/30/2025	$(1,370)	$1,343	$1,343

Total Repurchase Agreements						$(1,370)	$1,343	$1,343

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$1,343	$0	$0	$1,343	$(1,370)	$(27)

Total Borrowings and Other Financing Transactions	$1,343	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$467	$0	$467
California	0	311,261	0	311,261
Delaware	0	2,813	0	2,813
Illinois	0	8,207	0	8,207
Indiana	0	1,787	0	1,787
New Hampshire	0	1,958	0	1,958
North Dakota	0	325	0	325

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Pennsylvania	$0	$1,308	$0	$1,308
Puerto Rico	0	17,668	0	17,668
Texas	0	991	0	991
U.S. Virgin Islands	0	1,840	0	1,840
Virginia	0	1,293	0	1,293
Short-Term Instruments
Repurchase Agreements	0	1,343	0	1,343

Total Investments	$0	$351,261	$0	$351,261

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	53

Schedule of Investments	PIMCO California Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.7%

MUNICIPAL BONDS & NOTES 176.4%

ARIZONA 0.2%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$940	$517

CALIFORNIA 158.0%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (c)	3,085	1,562

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (b)	720	212

Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.800% due 04/01/2047	730	730

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,073

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	2,956
4.125% due 04/01/2054	1,800	1,798
5.000% due 04/01/2056	2,000	2,173

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	4,400	3,651
5.000% due 08/01/2049	1,000	947

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,000	759

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	835

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	885	885
6.125% due 06/01/2038	1,000	1,001

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	9,000	1,317

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	5,100	867

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	835	859

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,357
5.000% due 10/01/2048	1,320	1,369

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	750	760

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,285	1,297

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,103

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	1,000	1,047
5.000% due 08/15/2055	6,275	6,403

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,512

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 06/01/2050	4,250	3,987

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	1,200	1,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	$6,250	$384
3.650% due 01/01/2050	2,800	2,788
4.000% due 11/01/2045	850	779

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,800	1,923

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2041	500	482

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	1,768

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,023
5.000% due 06/01/2043	1,465	1,558

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	840	774
4.000% due 09/01/2050 (e)	1,500	1,163

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,650	1,748

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,031

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	3,250	3,252

California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,532
5.000% due 10/01/2047	2,000	2,085

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2040	3,350	3,417
4.000% due 11/01/2040	1,500	1,533
4.000% due 03/01/2046	1,000	1,007

California State General Obligation Notes, Series 2020
5.000% due 11/01/2028	2,105	2,357

California State General Obligation Notes, Series 2021
5.000% due 10/01/2029	3,000	3,414

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	5,000	5,173

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	1,100	1,178

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,354

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	900	886

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	210
5.000% due 06/01/2046	2,000	1,885
5.000% due 12/01/2046	2,000	1,941
5.250% due 12/01/2056	3,550	3,436

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	959
4.000% due 12/01/2053	230	214
4.000% due 12/01/2057	2,000	1,839
5.000% due 03/01/2048	2,800	2,841
5.500% due 12/01/2058	2,200	2,186

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	1,600	1,625

Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,565	1,741

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,000	567
0.000% due 08/01/2040 (b)	1,400	676
0.000% due 08/01/2043 (b)	1,750	730
0.000% due 08/01/2044 (b)	1,405	558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2049	$3,000	$2,971

City of Fremont CA Community Facilities District No 1
5.000% due 09/01/2045	1,400	1,412

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,000	664
4.000% due 08/01/2047	600	505

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	614

Corona Norco Unified School District, General Obligation Bonds, Series 2018
4.000% due 08/01/2047	1,790	1,794

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	331
3.100% due 07/01/2045	1,000	757
3.400% due 10/01/2046	445	345
4.000% due 08/01/2056	250	192
4.000% due 10/01/2056	550	405

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (c)	2,200	1,105

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	360	377

El Monte School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2052	1,635	1,783

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,415	1,415

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	861

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,605	2,599

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,673
5.000% due 06/01/2034	4,500	5,019

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	20,000	2,183

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	3,000	2,979

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,500	3,514

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,650	2,155

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,063

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	503
5.500% due 11/15/2037	7,500	8,252

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023
4.000% due 08/01/2053	2,000	1,958

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	550	550

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,500	2,473

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	$2,000	$2,102

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	2,000	1,978

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,575	2,556

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2048	2,500	2,745

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,475	1,626

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,017

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,000	2,142

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021
5.000% due 07/01/2041	3,900	4,319

Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,064

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	7,810	9,393
7.000% due 11/01/2034	1,000	1,224

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2044	1,850	1,997

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	2,200	2,200

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021
5.000% due 11/01/2038	2,200	2,476

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,900	1,477

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,500	2,503

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	500	487

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2052	1,360	1,376

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	3,000	3,259

Orange County, California Water District Certificates of Participation Bonds, Series 2003
2.850% due 08/01/2042	1,460	1,460

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	2,000	1,974

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	5,377
0.000% due 08/01/2046 (b)	16,000	5,433

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,460	1,446

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (b)	1,850	641

River Islands Public Financing Authority, California Special Tax, (AGM Insured),Series 2022
4.250% due 09/01/2047	1,100	1,117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	$3,500	$3,530

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	3,540	3,801

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	2,936
5.000% due 10/01/2047 (d)	1,700	1,771

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,200	1,306

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	500	491

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2048	500	560

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,000	956
5.000% due 07/01/2051	2,360	2,454

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,655
4.000% due 08/01/2045	1,250	1,250

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,107

San Diego Unified School District, California General Obligation Bonds, Series 2020
4.000% due 07/01/2050	900	886

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,060

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,780	2,780

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,750	2,863

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	4,000	4,127
5.000% due 05/01/2050	3,500	3,692

San Francisco, California City & County Certificates of Participation Bonds, Series 2015
4.000% due 09/01/2033	1,530	1,532

San Francisco, California City & County Certificates of Participation Bonds, Series 2019
4.000% due 04/01/2038	3,000	3,026

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
4.000% due 10/01/2043 (d)	10,000	10,032

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,200	1,307

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,750	1,773

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2052	1,800	1,999

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,005

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	884
5.000% due 10/01/2033	1,125	1,170

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	12,000	8,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	$1,655	$1,659

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,800	1,765

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,750	1,736

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,200	2,195

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,270	1,264

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (b)	1,000	488

Southwestern Community College District, California General Obligation Bonds, Series 2021
4.000% due 08/01/2046	4,850	4,858

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2047	1,815	2,008

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,190	2,370

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	19,480	3,037

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	5,000	862

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,000	2,149

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,000	2,707

Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2046	800	802

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	3,000	2,868

		337,469

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	2,935	2,527
7.120% due 10/01/2038	525	506

		3,033

ILLINOIS 3.0%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,384

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,500	1,501

Illinois State General Obligation Bonds, Series 2018
5.000% due 05/01/2035	1,000	1,055

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	1,500	1,510

		6,450

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	1,880	1,876

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	2,124	2,087

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	55

Schedule of Investments	PIMCO California Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEW YORK 0.7%

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	$1,250	$1,429

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	720	360

PENNSYLVANIA 0.7%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,275	1,425

PUERTO RICO 8.2%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	24,300	1,625

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	3,269	1,651
0.000% due 11/01/2051	2,855	1,340

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,250	766
4.000% due 07/01/2041	1,300	1,133

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (c)	$2,189	$1,341
5.000% due 07/01/2062	251	244

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (b)	163	104

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	20,000	4,228

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	5,425	5,155

		17,587

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	500	328
12.000% due 12/01/2045	850	732

		1,060

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	2,005	1,984

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
VIRGINIA 0.7%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	$19,000	$927
5.500% due 07/01/2044	500	464

		1,391

Total Municipal Bonds & Notes (Cost $377,153)		376,668

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (f) 0.3%
		685

Total Short-Term Instruments (Cost $685)		685

Total Investments in Securities (Cost $377,838)		377,353

Total Investments 176.7% (Cost $377,838)		$377,353

Auction Rate Preferred Shares (60.3)%		(128,675)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.8)%		(27,474)

Other Assets and Liabilities, net (3.6)%		(7,679)

Net Assets Applicable to Common Shareholders 100.0%		$213,525

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,359	$1,163	0.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$685	U.S. Treasury Notes 4.625% due 06/30/2025	$(699)	$685	$685

Total Repurchase Agreements						$(699)	$685	$685

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$685	$0	$0	$685	$(699)	$(14)

Total Borrowings and Other Financing Transactions	$685	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$517	$0	$517
California	0	337,469	0	337,469
Delaware	0	3,033	0	3,033
Illinois	0	6,450	0	6,450
Indiana	0	1,876	0	1,876
New Hampshire	0	2,087	0	2,087
New York	0	1,429	0	1,429
North Dakota	0	360	0	360
Pennsylvania	0	1,425	0	1,425

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Puerto Rico	$0	$17,587	$0	$17,587
Texas	0	1,060	0	1,060
U.S. Virgin Islands	0	1,984	0	1,984
Virginia	0	1,391	0	1,391
Short-Term Instruments
Repurchase Agreements	0	685	0	685

Total Investments	$0	$377,353	$0	$377,353

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	57

Schedule of Investments	PIMCO California Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 175.8%

MUNICIPAL BONDS & NOTES 170.3%

ARIZONA 0.2%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$730	$401

CALIFORNIA 154.0%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (c)	2,525	1,278

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (b)	600	177

Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.800% due 04/01/2047	590	590

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.125% due 04/01/2054	1,500	1,498

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,700	3,070
5.000% due 08/01/2049	1,000	947

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,000	759

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	835

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	1,820	1,847
6.000% due 06/01/2042	7,000	7,104
6.125% due 06/01/2038	1,000	1,001

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	4,000	585

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	4,000	680

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	700	720

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,044

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	600	608

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,020	1,030

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,062

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	5,000	5,237
5.000% due 08/15/2055	5,000	5,102

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,220	1,230

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,750	2,547
4.000% due 06/01/2050	3,750	3,518

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	2,300	2,262

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,000	307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.650% due 01/01/2050	$2,250	$2,241
4.000% due 11/01/2050	860	765

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,500	1,603

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 06/01/2043	1,165	1,239
5.000% due 06/01/2048	1,100	1,162

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	655	603
4.000% due 09/01/2050 (e)	1,200	930

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,250	1,324

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,126

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,022

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	1,500	1,501

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	2,000	2,085

California State General Obligation Bonds, Series 2020
4.000% due 11/01/2040	850	869

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,500	1,686

California State General Obligation Bonds, Series 2022
4.000% due 04/01/2049	1,750	1,761

California State General Obligation Notes, Series 2019
5.000% due 04/01/2027	1,615	1,745

California State General Obligation Notes, Series 2021
5.000% due 10/01/2029	2,000	2,276

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	6,984

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	950	1,017

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	248

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	750	738

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	187
5.000% due 06/01/2046	1,000	943
5.000% due 12/01/2046	3,100	3,009
5.250% due 12/01/2056	3,750	3,629

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,299
4.000% due 07/01/2048	850	815
4.000% due 12/01/2057	2,000	1,839
5.000% due 03/01/2048	1,505	1,527

Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,275	1,418

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2038 (b)	1,300	698
0.000% due 08/01/2039 (b)	1,600	816
0.000% due 08/01/2041 (b)	1,935	890
0.000% due 08/01/2046 (b)	1,500	540

Chino Valley Unified School District, California General Obligation Notes, Series 2022
0.000% due 08/01/2030 (b)	1,135	893

City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2049	2,000	1,981

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

City of Fremont CA Community Facilities District No 1
5.000% due 09/01/2045	$1,400	$1,412

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,500	996
4.000% due 08/01/2047	600	505

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	614

Corona Norco Unified School District, General Obligation Bonds, Series 2018
4.000% due 08/01/2047	1,460	1,463

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	331
3.100% due 07/01/2045	1,000	757
3.400% due 10/01/2046	350	271
4.000% due 08/01/2056	500	384
4.000% due 10/01/2056	750	552

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (c)	1,800	904

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	300	314

El Monte School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2052	1,400	1,527

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,160	1,160

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	674

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,125	2,120

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	1,000	989

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,673

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	20,500	2,237

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,150	1,154

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,000	1,626

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,105

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (d)	4,000	4,192

Irvine Facilities Financing Authority, California Special Tax Bonds, Series 2023
4.000% due 09/01/2058	2,000	1,947

Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
2.450% due 10/01/2041	1,350	1,350

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	360	394

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023
4.000% due 08/01/2053	2,500	2,452

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	450	450

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	$305	$306

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,000	1,979

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,200	2,364

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	1,500	1,576

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,172

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2048	1,800	1,865

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,500	1,610

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2001
3.000% due 07/01/2035	1,000	1,000

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,190	1,312

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,006

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021
5.000% due 07/01/2041	3,175	3,516

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,700	3,248
7.000% due 11/01/2034	2,285	2,797

Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,012

Manteca Unified School District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2045	1,800	1,800

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	2,545	2,564

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2044	1,450	1,565

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	3,650	3,650

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021
5.000% due 11/01/2038	1,790	2,014

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,485	1,154

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,000	2,002

Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	832

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	400	389

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2052	1,115	1,128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	$1,000	$1,086

Orange County, California Water District Certificates of Participation Bonds, Series 2003
2.850% due 08/01/2042	1,190	1,190

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,250	1,234

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,190	1,178

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (b)	1,500	520

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	900	914

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	2,000	2,017

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	1,500	1,611

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,200	2,307
5.000% due 10/01/2047 (d)	1,500	1,563

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,000	1,089

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	400	393

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,006
5.000% due 08/15/2048	500	560

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,325

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	550	526
5.000% due 07/01/2051	1,925	2,002

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,107

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,160	2,160

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,125	2,212

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	3,750	3,869
5.000% due 05/01/2050	4,100	4,325

San Francisco, California City & County Certificates of Participation Bonds, Series 2015
4.000% due 09/01/2033	1,500	1,502

San Francisco, California City & County General Obligation Bonds, Series 2022
5.000% due 06/15/2042	2,265	2,489

San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,518

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,500	1,634

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,250	1,267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2052	$1,500	$1,665

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,005

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	922

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	2,530	1,739

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	2,000	2,164

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,290	1,293

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,550	1,520

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,250	1,240

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	1,800	1,796

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,040	1,035

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (b)	1,000	488

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	2,000	1,979

Southwestern Community College District, California General Obligation Bonds, Series 2021
4.000% due 08/01/2046	3,850	3,856

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2047	1,495	1,654

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	1,785	1,931

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	20,000	3,118

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	3,995	695

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,500	2,661

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	1,050	1,054

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	1,500	1,612

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	2,030

Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2046	775	777

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	2,500	2,390

		268,089

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	2,380	2,049

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	59

Schedule of Investments	PIMCO California Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.120% due 10/01/2038	$420	$405

		2,454

ILLINOIS 1.2%

Illinois Finance Authority Revenue Bonds, Series 2020
3.570% due 08/15/2049	1,000	1,000

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,067

		2,067

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	1,580	1,577

NEW HAMPSHIRE 0.9%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	1,695	1,666

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	570	285

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,005	1,123

PUERTO RICO 8.3%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	18,000	1,218

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	$2,587	$1,307
0.000% due 11/01/2051	2,688	1,268

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,000	613
4.000% due 07/01/2041	1,000	871

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (c)	2,019	1,237
5.000% due 07/01/2062	247	240

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (b)	160	102

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,700	2,173
0.000% due 07/01/2051 (b)	6,630	1,401

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,280	4,067

		14,497

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	390	256
12.000% due 12/01/2045	650	560

		816

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	1,615	1,598

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.7%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	$15,000	$732
5.500% due 07/01/2044	500	464

		1,196

WISCONSIN 0.5%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2055 (b)	4,100	855

Total Municipal Bonds & Notes (Cost $302,242)		296,624

SHORT-TERM INSTRUMENTS 5.5%

REPURCHASE AGREEMENTS (f) 5.5%
		9,520

Total Short-Term Instruments (Cost $9,520)		9,520

Total Investments in Securities (Cost $311,762)		306,144

Total Investments 175.8% (Cost $311,762)		$306,144

Auction Rate Preferred Shares (56.2)%		(97,875)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (15.6)%		(27,077)

Other Assets and Liabilities, net (4.0)%		(7,061)

Net Assets Applicable to Common Shareholders 100.0%		$174,131

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$ 1,087	$930	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$9,520	U.S. Treasury Bonds 4.625% due 06/30/2025	$(9,710)	$9,520	$9,521

Total Repurchase Agreements						$(9,710)	$9,520	$9,521

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$9,521	$0	$0	$9,521	$(9,710)	$(189)

Total Borrowings and Other Financing Transactions	$9,521	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$401	$0	$401
California	0	268,089	0	268,089
Delaware	0	2,454	0	2,454
Illinois	0	2,067	0	2,067
Indiana	0	1,577	0	1,577
New Hampshire	0	1,666	0	1,666
North Dakota	0	285	0	285
Pennsylvania	0	1,123	0	1,123

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Puerto Rico	$0	$14,497	$0	$14,497
Texas	0	816	0	816
U.S. Virgin Islands	0	1,598	0	1,598
Virginia	0	1,196	0	1,196
Wisconsin	0	855	0	855
Short-Term Instruments
Repurchase Agreements	0	9,520	0	9,520

Total Investments	$0	$306,144	$0	$306,144

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	61

Schedule of Investments	PIMCO New York Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 158.8%

MUNICIPAL BONDS & NOTES 158.2%

ARIZONA 0.2%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$300	$165

CALIFORNIA 2.8%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	1,500	1,571

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	380	379

		1,950

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	980	844
7.120% due 10/01/2038	175	168

		1,012

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	650	649

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	669	681

NEW YORK 137.9%

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	600	471

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2050	750	704

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	1,205	1,187

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	750	761

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	435	426

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2045	410	440

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022
4.000% due 07/01/2049	765	720

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,000	859

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021
4.000% due 02/15/2039	1,000	1,008

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	500	394

Long Island Power Authority, New York Revenue Bonds, Series 2020
4.000% due 09/01/2039	500	505

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,000	1,005

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031	$2,500	$2,592
5.000% due 11/15/2051	1,000	1,036

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	825	719
4.000% due 07/01/2050	750	731

Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 04/01/2036	2,000	2,175

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	1,092	491

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,139

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.250% due 07/15/2036	1,000	1,099

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2044	2,500	2,473
5.000% due 11/01/2043	1,030	1,101

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
4.000% due 06/15/2046	830	823

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049	2,000	2,136

New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,005

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2043	1,500	1,589
5.000% due 04/01/2045	1,300	1,373

New York City, New York General Obligation Bonds, Series 2019
5.000% due 08/01/2039	1,000	1,085

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021
4.000% due 02/15/2048	880	844

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.250% due 11/01/2048	3,500	3,916
5.500% due 11/01/2045	500	573

New York City, New York Water & Sewer System Revenue Bonds, Series 2007
3.950% due 06/15/2036	1,000	1,000

New York Convention Center Development Corp. Revenue Bonds, Series 2016
5.000% due 11/15/2046	750	770

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	4,211
0.000% due 06/01/2055 (b)	7,000	539

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	770	880

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	750	860

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	1,875

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	440	328

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	750	745

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	1,500	1,455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	$1,200	$1,129

New York State Dormitory Authority Revenue Bonds, (AGM/CR Insured), Series 2022
4.250% due 05/01/2052	850	839

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	650	660

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	489
5.000% due 12/01/2031	500	504

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	750	741
4.000% due 03/15/2043	1,000	992
5.000% due 03/15/2037	3,000	3,231

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,000	2,152

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	3,855	3,672

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2042	1,000	994

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	345	315
5.000% due 07/15/2050	345	345

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	1,750	1,749

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (e)	2,000	1,819

New York State Housing Finance Agency Revenue Bonds, Series 2010
3.900% due 05/01/2044	1,000	1,000

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	1,450	1,431

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	750	751

New York State Urban Development Corp. Revenue Bonds, Series 2004
3.900% due 03/15/2033	2,500	2,500

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2041	500	540

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	1,000	986

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	855	856

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	800	819

New York Transportation Development Corp. Revenue Bonds, Series 2022
4.000% due 12/01/2042	1,670	1,561

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,300	1,261
5.000% due 12/01/2040	350	383

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	4,500	4,706

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	350	323

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	$340	$397

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	350	282

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	560
4.000% due 06/01/2050	500	447

The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022
5.250% due 12/01/2052	1,000	1,020

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	1,250	1,212

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,000	972

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	840	901
5.000% due 11/15/2043	500	533

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	1,000	1,081

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,200	1,316

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,037

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	373

		96,922

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	230	115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.7%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	$425	$475

PUERTO RICO 8.9%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	7,700	515

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,063	537
0.000% due 11/01/2051	1,283	609

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	450	392

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (c)	1,434	878
5.000% due 07/01/2062	125	122

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (b)	81	52

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	2,580	545

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	2,760	2,623

		6,273

TEXAS 1.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	160	105
12.000% due 12/01/2045	275	237

Texas Water Development Board Revenue Bonds, Series 2022
5.000% due 10/15/2057	650	706

		1,048

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	$665	$658

VIRGINIA 1.1%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	6,000	293
5.500% due 07/01/2044	500	464

		757

WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	525	492

Total Municipal Bonds & Notes (Cost $113,663)		111,197

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (f) 0.6%
		420

Total Short-Term Instruments (Cost $420)		420

Total Investments in Securities (Cost $114,083)		111,617

Total Investments 158.8% (Cost $114,083)		$111,617

Auction Rate Preferred Shares (58.4)%		(41,025)

Other Assets and Liabilities, net (0.4)%		(310)

Net Assets Applicable to Common Shareholders 100.0%		$70,282

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$ 2,245	$1,819	2.59%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	63

Schedule of Investments	PIMCO New York Municipal Income Fund	(Cont.)	June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$420	U.S. Treasury Notes 4.625% due 06/30/2025	$(428)	$420	$420

Total Repurchase Agreements						$(428)	$420	$420

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$420	$0	$0	$420	$(428)	$(8)

Total Borrowings and Other Financing Transactions	$420	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$165	$0	$165
California	0	1,950	0	1,950
Delaware	0	1,012	0	1,012
Indiana	0	649	0	649
New Hampshire	0	681	0	681
New York	0	96,922	0	96,922
North Dakota	0	115	0	115
Pennsylvania	0	475	0	475

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Puerto Rico	$0	$6,273	$0	$6,273
Texas	0	1,048	0	1,048
U.S. Virgin Islands	0	658	0	658
Virginia	0	757	0	757
Wisconsin	0	492	0	492
Short-Term Instruments
Repurchase Agreements	0	420	0	420

Total Investments	$0	$111,617	$0	$111,617

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Income Fund II	June 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.3%

MUNICIPAL BONDS & NOTES 173.9%

ARIZONA 0.2%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$400	$220

CALIFORNIA 0.5%

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	515	514

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	1,330	1,145
7.120% due 10/01/2038	235	227

		1,372

ILLINOIS 2.2%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,064

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,033

		2,097

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	850	848

NEW HAMPSHIRE 1.1%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	995	1,013

NEW YORK 154.6%

Battery Park City Authority, New York Revenue Bonds, Series 2019
3.900% due 11/01/2038	995	995

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	800	628

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	1,770	1,743

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	1,250	1,268

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,056

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	2,899
5.000% due 07/01/2046	1,000	1,005

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	590	577

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,000	859

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	700	552

Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,550

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
4.000% due 11/01/2035	$1,700	$1,700

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,500	1,508

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2051	1,370	1,419

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,750

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 12/01/2041	1,400	1,265

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	1,140	994
4.000% due 07/01/2050	1,000	975

Nassau County, New York General Obligation Bonds, Series 2022
4.250% due 04/01/2052	2,245	2,266

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
3.400% due 01/01/2034	1,775	1,775

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	1,638	737

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,703

New York City Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2009
3.550% due 06/15/2041	1,300	1,300

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	1,001

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 02/01/2044	2,000	1,979

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 08/01/2041	685	683

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
4.000% due 06/15/2046	1,130	1,120

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,300	2,451

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049	2,645	2,825

New York City, New York General Obligation Bonds, Series 2010
4.000% due 03/01/2039	4,800	4,800

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008
4.000% due 02/15/2031	250	250

New York City, New York Housing Development Corp. Revenue Bonds, Series 2006
3.900% due 03/15/2036	300	300

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	750	860

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	221
5.000% due 11/15/2045	1,000	1,018

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	6,317
0.000% due 06/01/2055 (b)	9,000	693

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	$1,000	$1,025
5.000% due 06/01/2041	1,000	1,012

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,130	3,577

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	3,948

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	605	451

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	1,250	1,242

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	2,135	2,071

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	1,500	1,411

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	1,490	1,758

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	750	734
5.000% due 12/01/2030	1,000	1,008
5.000% due 12/01/2033	800	805

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,519
4.000% due 03/15/2043	2,000	1,984
5.000% due 03/15/2044	2,625	2,786

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	1,000	1,076
5.000% due 07/01/2042	1,000	1,081
5.000% due 03/15/2047	2,000	2,133

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	1,500	1,501
4.000% due 07/01/2050	4,665	4,458

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	465	424
5.000% due 07/15/2050	465	465

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	2,250	2,249

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (d)	2,600	2,364

New York State Thruway Authority Revenue Bonds, Series 2016
5.250% due 01/01/2056	1,480	1,528

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,022

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2050	1,775	1,708

New York State Urban Development Corp. Revenue Bonds, Series 2004
3.900% due 03/15/2033	900	900

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,500	2,698

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,954

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	1,250	1,232

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	65

Schedule of Investments	PIMCO New York Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	$1,165	$1,166

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	1,200	1,228

New York Transportation Development Corp. Revenue Bonds, Series 2022
4.000% due 12/01/2042	2,290	2,141

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	503
5.250% due 05/15/2040	500	502

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2040	1,450	1,588
5.000% due 12/01/2043	1,000	1,088

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	6,865	7,180

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	400	369

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	470	548

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	475	382

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	559
4.000% due 06/01/2050	750	670

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	1,500	1,454

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,800	2,723

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	1,000	1,073
5.000% due 11/15/2043	750	800

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
5.000% due 05/15/2057	2,510	2,697

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,800	1,974

Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2008
3.900% due 04/01/2029	710	710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	$3,000	$3,100
5.000% due 06/01/2041	500	509

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	746

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,002

		148,878

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	320	160

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	560	626

PUERTO RICO 8.2%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	10,200	687

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,438	726
0.000% due 11/01/2051	944	423

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	550	479

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (c)	1,456	892
5.000% due 07/01/2062	46	45

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (b)	30	19

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	3,900	825

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	3,950	3,753

		7,849

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 1.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	$220	$144
12.000% due 12/01/2045	400	345

Texas Water Development Board Revenue Bonds, Series 2022
5.000% due 10/15/2057	890	967

		1,456

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	905	895

VIRGINIA 0.9%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	8,000	390
5.500% due 07/01/2044	500	464

		854

WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	720	675

Total Municipal Bonds & Notes (Cost $170,169)		167,457

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (e) 0.4%
		372

Total Short-Term Instruments (Cost $372)		372

Total Investments in Securities (Cost $170,541)		167,829

Total Investments 174.3% (Cost $170,541)		$167,829

Auction Rate Preferred Shares (60.2)%		(58,000)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (15.5)%		(14,879)

Other Assets and Liabilities, net 1.4%		1,322

Net Assets Applicable to Common Shareholders 100.0%		$96,272

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$2,918	$2,364	2.46%

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$372	U.S. Treasury Notes 4.625% due 06/30/2025	$(379)	$372	$372

Total Repurchase Agreements						$(379)	$372	$372

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$372	$0	$0	$372	$(379)	$(7)

Total Borrowings and Other Financing Transactions	$372	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$220	$0	$220
California	0	514	0	514
Delaware	0	1,372	0	1,372
Illinois	0	2,097	0	2,097
Indiana	0	848	0	848
New Hampshire	0	1,013	0	1,013
New York	0	148,878	0	148,878
North Dakota	0	160	0	160
Pennsylvania	0	626	0	626

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Puerto Rico	$0	$7,849	$0	$7,849
Texas	0	1,456	0	1,456
U.S. Virgin Islands	0	895	0	895
Virginia	0	854	0	854
Wisconsin	0	675	0	675
Short-Term Instruments
Repurchase Agreements	0	372	0	372

Total Investments	$0	$167,829	$0	$167,829

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	67

Schedule of Investments	PIMCO New York Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.5%

MUNICIPAL BONDS & NOTES 168.4%

ARIZONA 0.2%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$150	$83

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	550	474
7.120% due 10/01/2038	95	91

		565

ILLINOIS 1.0%

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	400	400

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	350	349

NEW HAMPSHIRE 1.3%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	497	506

NEW YORK 149.8%

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	400	314

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2050	250	235

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	740	729

Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	500	507

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	750	753

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	245	240

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022
4.000% due 07/01/2049	435	410

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	500	430

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	300	236

Long Island Power Authority, New York Revenue Bonds, Series 2020
4.000% due 09/01/2039	500	505

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	2,000	2,011

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2051	500	518

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,750

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	465	405

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/01/2050	$425	$414

Nassau County, New York General Obligation Bonds, Series 2022
4.250% due 04/01/2052	950	959

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	341	154

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.250% due 07/15/2036	1,000	1,099

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,004

New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2014
5.000% due 08/01/2043	2,000	2,003

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
4.000% due 06/15/2046	465	461

New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,590	2,597

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045	900	951

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021
4.000% due 02/15/2045	265	259

New York City, New York Housing Development Corp. Revenue Bonds, Series 2005
3.700% due 04/15/2035	100	100

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	750	826

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.250% due 11/01/2048	1,500	1,678
5.500% due 11/01/2045	250	287

New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	500	509

New York County, New York Tobacco Trust Revenue Bonds, Series 2001
5.750% due 06/01/2043	320	326

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	10,000	2,106
0.000% due 06/01/2055 (b)	7,500	577

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	450	514

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,650	1,893

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,750	1,727

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	250	186

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	900	894

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	1,000	970

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	750	705

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	350	355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	$250	$245
5.000% due 12/01/2036	1,000	1,001

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	405	400
5.000% due 03/15/2037	1,000	1,077

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2047	2,500	2,666

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,980	1,888

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	190	173
5.000% due 07/15/2050	190	190

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	1,000	999

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (d)	1,000	909

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	850	838

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	500	501

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	500	493

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	480	481

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	500	512

New York Transportation Development Corp. Revenue Bonds, Series 2022
4.000% due 12/01/2042	940	879

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	503
5.250% due 05/15/2040	500	502

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2040	350	383
5.000% due 12/01/2043	500	544

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	2,500	2,615

Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2036	500	546

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	250	230

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	190	221

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	200	161

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	560
4.000% due 06/01/2050	250	223

The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022
5.250% due 12/01/2052	500	510

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	750	727

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005
4.000% due 11/01/2041	$120	$120

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	750	800

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
4.500% due 05/15/2047	300	308

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	585	641

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,037

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	373

		58,853

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	130	65

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	225	252

PUERTO RICO 9.8%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	4,400	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	$576	$291
0.000% due 11/01/2051	829	394

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	250	218

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (c)	955	585
5.000% due 07/01/2062	81	79

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (b)	53	34

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	3,850	1,086

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	900	855

		3,835

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	90	59
12.000% due 12/01/2045	150	129

		188

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	370	366

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 1.1%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	$4,000	$195
5.500% due 07/01/2044	250	232

		427

WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	295	277

Total Municipal Bonds & Notes (Cost $66,883)		66,166

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS (e) 5.1%
		2,020

Total Short-Term Instruments (Cost $2,020)		2,020

Total Investments in Securities (Cost $68,903)		68,186

Total Investments 173.5% (Cost $68,903)		$68,186

Auction Rate Preferred Shares (74.9)%		(29,450)

Other Assets and Liabilities, net 1.4%		559

Net Assets Applicable to Common Shareholders 100.0%		$39,295

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$ 1,122	$909	2.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.400%	06/30/2023	07/03/2023	$2,020	U.S. Treasury Notes 4.625% due 06/30/2025	$(2,060)	$2,020	$2,020

Total Repurchase Agreements						$(2,060)	$2,020	$2,020

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2023	69

Schedule of Investments	PIMCO New York Municipal Income Fund III	(Cont.)	June 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FICC	$2,020	$0	$0	$2,020	$(2,060)	$(40)

Total Borrowings and Other Financing Transactions	$2,020	$0	$0

(1)	Includes accrued interest.
(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$83	$0	$83
Delaware	0	565	0	565
Illinois	0	400	0	400
Indiana	0	349	0	349
New Hampshire	0	506	0	506
New York	0	58,853	0	58,853
North Dakota	0	65	0	65
Pennsylvania	0	252	0	252

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Puerto Rico	$0	$3,835	$0	$3,835
Texas	0	188	0	188
U.S. Virgin Islands	0	366	0	366
Virginia	0	427	0	427
Wisconsin	0	277	0	277
Short-Term Instruments
Repurchase Agreements	0	2,020	0	2,020

Total Investments	$0	$68,186	$0	$68,186

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements	June 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III (each a “Fund” and collectively, the “Funds”) are organized as closed-end
management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Municipal Income Fund	May 9, 2001

PIMCO Municipal Income Fund II	March 29, 2002

PIMCO Municipal Income Fund III	August 20, 2002

PIMCO California Municipal Income Fund	May 10, 2001

PIMCO California Municipal Income Fund II	March 29, 2002

PIMCO California Municipal Income Fund III	August 20, 2002

PIMCO New York Municipal Income Fund	May 10, 2001

PIMCO New York Municipal Income Fund II	March 29, 2002

PIMCO New York Municipal Income Fund III	August 20, 2002

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income
  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the
ex-dividend
date, except certain dividends from foreign securities where the ex-dividend
date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend
date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on
non-accrual
status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual
status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares
  The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Municipal Income Fund	Monthly	Monthly

PIMCO Municipal Income Fund II	Monthly	Monthly

PIMCO Municipal Income Fund III	Monthly	Monthly

PIMCO California Municipal Income Fund	Monthly	Monthly

PIMCO California Municipal Income Fund II	Monthly	Monthly

PIMCO California Municipal Income Fund III	Monthly	Monthly

PIMCO New York Municipal Income Fund	Monthly	Monthly

PIMCO New York Municipal Income Fund II	Monthly	Monthly

PIMCO New York Municipal Income Fund III	Monthly	Monthly

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt
interest and any investment company taxable income, and may distribute its net capital gain. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

SEMIANNUAL REPORT	|	JUNE 30, 2023	71

Notes to Financial Statements	(Cont.)

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in
surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related
characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of
Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates
  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU
2020-04,
which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU
2020-04
is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU
2022-06,
which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU
2022-03,
Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU
2022-03
clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU
2022-03
is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

The U.S. Securities and Exchange Commission (“SEC”) made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule
15c6-1)
and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

72	PIMCO CLOSED-END FUNDS

June 30, 2023	(Unaudited)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies
  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Funds or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the normally scheduled NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign
(non-U.S.)
equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign
(non-U.S.)
equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule
2a-5,
the
Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign
(non-U.S.)
fixed income securities,
non-exchange
traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end
management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign
(non-U.S.)
equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign
(non-U.S.)
equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign
(non-U.S.)
equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign
(non-U.S.)
securities. For these purposes, unless otherwise determined by the Valuation Designee, any

SEMIANNUAL REPORT	|	JUNE 30, 2023	73

Notes to Financial Statements	(Cont.)

movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign
(non-U.S.)
equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign
(non-U.S.)
investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy
  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎
Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy
Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value
  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered
open-end
investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end
investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

74	PIMCO CLOSED-END FUNDS

June 30, 2023	(Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and
non-U.S.
bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities
The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments
  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Mortgage-Related and Other Asset-Backed Securities
  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental
issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Mortgage Obligations
  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and that exhibit greater price volatility than other types of mortgage or asset-backed securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

SEMIANNUAL REPORT	|	JUNE 30, 2023	75

Notes to Financial Statements	(Cont.)

(a) Repurchase Agreements
  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party
repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Tender Option Bond Transactions
  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from the Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which the Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.
The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (i) cause the holders of the TOB Floater to tender their notes at par, and (ii) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event, after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

If there are insufficient proceeds from the liquidation of the TOB Trust, the party that would bear the losses would depend upon whether a Fund holds a non-recourse TOBs Residual or a recourse TOBs Residual. If a Fund holds a non-recourse TOBs Residual, the Liquidity Provider or holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets. If a Fund holds a recourse TOBs Residual, the

76	PIMCO CLOSED-END FUNDS

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Fund (and, indirectly, holders of the Fund’s Common Shares) would typically bear the losses. In particular, if a Fund holds a recourse TOBs Residual, it will typically have entered into an agreement pursuant to which the Fund would be required to pay to the Liquidity Provider the difference between the purchase price of any TOBs Floaters put to the Liquidity Provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer. Each Fund may invest in both non-recourse and recourse TOBs Residuals to leverage its portfolio.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g., a Fund) to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended June 30, 2023, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

PIMCO Municipal Income Fund	$16,571	3.54%

PIMCO Municipal Income Fund II	71,166	3.82%

PIMCO Municipal Income Fund III	22,128	3.58%

PIMCO California Municipal Income Fund	11,625	3,.60%

PIMCO California Municipal Income Fund II	10,875	3.57%

PIMCO California Municipal Income Fund III	9,525	3,.60%

PIMCO New York Municipal Income Fund	2,059	3.51%

*	Annualized

SEMIANNUAL REPORT	|	JUNE 30, 2023	77

Notes to Financial Statements	(Cont.)

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a complete list of the principal risks the Funds may be subject to, please see the Principal Risks of the Funds section of this report.

	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)	PIMCO New York Municipal Income Fund III (PYN)

AMT Bonds	X	X	X	X	X	X	X	X	X

Asset Allocation	X	X	X	X	X	X	X	X	X

California State Specific	X	X	X	X	X	X	—	—	—

Call	X	X	X	X	X	X	X	X	X

Counterparty	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X

Cyber Security	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Distribution Rate	X	X	X	X	X	X	X	X	X

High Yield Securities	X	X	X	X	X	X	X	X	X

Illinois State Specific	X	X	X	—	—	—	—	—	—

Inflation/Deflation	X	X	X	X	X	X	X	X	X

Insurance	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Leverage	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Loan Origination	X	X	X	X	X	X	X	X	X

Loans and Other Indebtedness; Loan Participations and Assignments	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

Market Disruptions	X	X	X	X	X	X	X	X	X

Market Discount	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Instruments	X	X	X	X	X	X	X	X	X

Municipal Bond Market	X	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X	X

Municipal Project-Specific	X	X	X	X	X	X	X	X	X

New York State-Specific	X	X	X	—	—	—	X	X	X

Non-Diversification	—	—	—	—	—	—	X	—	X

Operational	X	X	X	X	X	X	X	X	X

Other Investment Companies	X	X	X	X	X	X	X	X	X

Portfolio Turnover	X	X	X	X	X	X	X	X	X

Potential Conflicts of Interest — Allocation of Investment Opportunities	X	X	X	X	X	X	X	X	X

Privacy and Data Security	X	X	X	X	X	X	X	X	X

Private Placement and Restricted Securities	X	X	X	X	X	X	X	X	X

Puerto Rico Specific	X	X	X	X	X	X	X	X	X

Regulatory Changes	X	X	X	X	X	X	X	X	X

Regulatory — LIBOR	X	X	X	X	X	X	X	X	X

Reinvestment	X	X	X	X	X	X	X	X	X

Repurchase Agreements	X	X	X	X	X	X	X	X	X

Securities Lending	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X

Structured Investments	X	X	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X	X	X

U.S. Government Securities	X	X	X	X	X	X	X	X	X

Valuation	X	X	X	X	X	X	X	X	X

78	PIMCO CLOSED-END FUNDS

June 30, 2023	(Unaudited)

AMT Bonds Risk
  is the risk that investments by the Fund in AMT Bonds may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Asset Allocation Risk
  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

California State-Specific Risk
  is the risk that a Fund, by investing in municipal bonds issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental, or public health developments affecting the ability of California tax-exempt
issuers to pay interest or repay principal.

Call Risk
  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Counterparty Risk
  is the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding.

Credit Risk
  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivative contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Cyber Security Risk
  is the risk that, as the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Derivatives Risk
  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill

SEMIANNUAL REPORT	|	JUNE 30, 2023	79

Notes to Financial Statements	(Cont.)

its contractual obligations to the other party, as many of the protections afforded to centrally- cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange- traded or traded through a central clearing counterparty resides with a Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/ or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Distribution Rate Risk
  is the risk that, to the extent a Fund seeks to maintain a level distribution rate, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.

High Yield Securities Risk
   is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Illinois State-Specific Risk
   is the risk that by concentrating its investments in Illinois municipal bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of Illinois issuers to pay interest or repay principal.

Inflation/Deflation Risk
  is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and common shares.

Insurance Risk
  is the risk that the Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts and the credit quality of the companies that provide such credit enhancements will affect the value of those securities. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.
Interest Rate Risk
   is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due.

Issuer Risk
  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Leverage Risk
  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. Leveraging transactions pursued by a Fund may increase its duration and sensitivity to interest rate movements. This means that leverage entails a heightened risk of loss.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Loan Origination Risk  is the risk associated with the fact that a Fund may also seek to originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. A Fund may originate loans to corporations and/or other legal entities and individuals, including foreign
(non-U.S.)
entities and individuals. Such borrowers may have credit ratings that are determined by one or more NRSROs or PIMCO to be below investment grade. This may include loans to public or private firms or individuals, such as in connection with housing development projects. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited

80	PIMCO CLOSED-END FUNDS

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in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. The Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. A Fund may subsequently offer such investments for sale to third parties, provided that there is no assurance that a Fund will complete the sale of such an investment. If a Fund is unable to sell, assign or successfully close transactions for the loans that it originates, a Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in a Fund’s investments having high exposure to certain borrowers. A Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and Common Shareholders.

Loans and Other Indebtedness; Loan Participations and Assignments Risk
  is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral. In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. If a loan is foreclosed, the Fund may become owner of the loan’s collateral. The Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral. There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations. To the extent a Fund acquires loans, including bank loans, a Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not acquire such instruments.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Market Discount Risk  is the risk that the price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of
closed-end
management investment companies frequently trade at a discount from their net asset value.

Market Disruptions Risk  is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation or other factors relating to the Fund’s investments or PIMCO’s operations and cause a Fund to lose value. Furthermore, events involving limited liquidity, defaults, non-performance
or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or companies.

Municipal Bond Market Risk  is the risk that the Fund may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Fund as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation. The investment performance of a Fund may therefore be more dependent on the analytical abilities of PIMCO than would be a stock fund or taxable bond funds.

Municipal Bond Risk  is the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

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Notes to Financial Statements	(Cont.)

New York State-Specific Risk  is the risk that a Fund, by investing in municipal bonds issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental, or public health developments affecting the ability of New York tax-exempt
issuers to pay interest or repay principal.

Non-Diversification
Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are
“non-diversified”
may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Operational Risk  is the risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Other Investment Companies Risk  is the risk that Common Shareholders may be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.

Portfolio Turnover Risk  is the risk that a high portfolio turnover will result in greater expenses to the Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long- term capital losses) and may adversely affect the Fund’s after-tax
returns.

Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
  is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.
Privacy and Data Security Risk
  is the risk resulting from the fact that the Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and the SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.

Private Placement and Restricted Securities Risk
  is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that the Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. The Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Puerto Rico-Specific Risk
  is the risk that is associated with the fact that by investing in Municipal Bonds issued by Puerto Rico or its instrumentalities, the Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Regulatory Changes Risk
  is the risk that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objective(s). Government regulation may change frequently and may have significant adverse consequences. The current direction of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, whether through higher rates, tighter financial regulations or rule proposals that may prevent funds from participating in certain markets. The Fund and

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the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions.

Regulatory Risk — LIBOR
  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests can be difficult to ascertain. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Reinvestment Risk
  is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.

Repurchase Agreements Risk
  is the risk that, if the party agreeing to repurchase a security should default, the Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending Risk
  is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party, which may be an affiliate of the Fund, arranging the loan.

Short Exposure Risk
  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Structured Investments Risk
  is the risk that the Fund’s investment in structured products, including, structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.
Tax Risk
  is the risk that if, in any year, the Fund were to fail to qualify for treatment as a regulated investment company under the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

U.S. Government Securities Risk
  is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Valuation Risk
  is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

(b) Other Risks
In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a

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Notes to Financial Statements	(Cont.)

counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged
exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee
  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Manager to the Funds, pursuant to an investment management agreement. Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate (1)

PIMCO Municipal Income Fund	0.705%

PIMCO Municipal Income Fund II	0.685%

PIMCO Municipal Income Fund III	0.705%

PIMCO California Municipal Income Fund	0.705%

PIMCO California Municipal Income Fund II	0.705%

PIMCO California Municipal Income Fund III	0.715%

PIMCO New York Municipal Income Fund	0.770%

PIMCO New York Municipal Income Fund II	0.735%

PIMCO New York Municipal Income Fund III	0.860%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

In rendering investment advisory services to each Fund, PIMCO may use the resources of one or more foreign (non-U.S.) affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (the “PIMCO Overseas Affiliates”), to provide portfolio

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management, research and trading services to the Fund under the Memorandums of Understanding (“MOUs”). Each of the PIMCO Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each PIMCO Overseas Affiliate and any of their respective employees who provide services to the Funds are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.

(b) Fund Expenses
  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Board (for example, so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Funds, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP. Without limiting the generality or scope of the foregoing, it is understood that the Funds may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third party.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end
funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO
Closed-End
Funds”), as well as PIMCO California Flexible Municipal Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” and PIMCO Managed Accounts Trust, an open-end
management investment company with multiple series for which PIMCO serves as investment adviser and administrator.

The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to

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Notes to Financial Statements	(Cont.)

applicable SEC rules and interpretations under the Act for the period ended June 30, 2023, were as follows (amounts in thousands
†
):

Fund Name	Purchases	Sales	Realized Gain/Loss

PIMCO Municipal Income Fund	$3,994	$2,725	$(893)

PIMCO Municipal Income Fund II	6,892	5,741	(1,875)

PIMCO Municipal Income Fund III	5,565	2,580	(840)

PIMCO California Municipal Income Fund	0	99	(2)

PIMCO California Municipal Income Fund II	487	111	(2)

PIMCO California Municipal Income Fund III	822	934	(373)

PIMCO New York Municipal Income Fund	866	35	(1)

PIMCO New York Municipal Income Fund II	0	48	(1)

PIMCO New York Municipal Income Fund III	506	1,194	(62)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The
Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands
†
):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Municipal Income Fund	$1,875	$0	$32,327	$37,796

PIMCO Municipal Income Fund II	2,813	0	71,922	85,773

PIMCO Municipal Income Fund III	938	0	38,144	44,508

PIMCO California Municipal Income Fund	0	0	33,958	34,304

PIMCO California Municipal Income Fund II	0	0	30,347	32,347

PIMCO California Municipal Income Fund III	0	0	36,575	46,482

PIMCO New York Municipal Income Fund	0	0	10,532	16,826

PIMCO New York Municipal Income Fund II	0	0	15,913	16,761

PIMCO New York Municipal Income Fund III	0	0	9,569	10,060

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. COMMON SHARES OFFERING

In August 2022, PIMCO Municipal Income Fund II (“PML”) filed an automatically effective shelf registration statement (the “2022 Registration Statement”) and a prospectus supplement, pursuant to the 2022 Registration Statement (the “2022 Prospectus Supplement”), relating to the offer and sale of the Fund’s common shares having an aggregate offering price of up to $225,000,000 under the Fund’s then current “at the market” program (the “ATM Shares”). As of March 2023, the offering of unsold ATM Shares pursuant to the 2022 Registration Statement has been terminated.

The aggregate dollar amounts of Common Shares registered under the 2022 Registration Statement as of the end of the period and prior fiscal period were as follows:

	Period Ended 06/30/2023	Year Ended 12/31/2022
Common Shares registered (aggregate $)	$225,000,000	$225,000,000

Common Shares sold	148,545	2,215,907

Offering proceeds (net of offering costs)	$1,376,498	$20,977,865

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13. PREFERRED SHARES

(a) Auction-Rate Preferred Shares  Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended June 30, 2023, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2023
PIMCO Municipal Income Fund
Series A	1,310	7.118%	4.936%	6.725%
Series B	1,367	7.118%	4.936%	6.725%
Series C	1,294	7.118%	4.936%	6.725%
Series D	1,388	7.118%	4.936%	6.725%
Series E	1,309	6.773%	4.936%	6.537%

PIMCO Municipal Income Fund II
Series A	2,279	7.118%	4.936%	6.725%
Series B	2,577	7.118%	4.936%	6.725%
Series C	2,422	7.118%	4.936%	6.725%
Series D	2,300	7.118%	4.936%	6.725%
Series E	2,353	6.773%	4.936%	6.537%

PIMCO Municipal Income Fund III
Series A	1,018	7.118%	4.936%	6.725%
Series B	1,190	7.118%	4.936%	6.725%
Series C	1,350	7.118%	4.936%	6.725%
Series D	1,334	7.118%	4.936%	6.725%
Series E	1,296	6.773%	4.936%	6.537%

PIMCO California Municipal Income Fund
Series A	1,575	7.118%	4.936%	6.725%
Series B	1,547	7.118%	4.936%	6.725%
Series C	1,703	6.773%	4.936%	6.537%

PIMCO California Municipal Income Fund II
Series A	1,154	7.118%	4.936%	6.725%
Series B	879	7.118%	4.936%	6.725%
Series C	1,235	7.118%	4.936%	6.725%
Series D	926	7.118%	4.936%	6.725%
Series E	953	6.773%	4.936%	6.537%

PIMCO California Municipal Income Fund III
Series A	1,920	7.118%	4.936%	6.725%
Series B	1,995	7.118%	4.936%	6.725%

PIMCO New York Municipal Income Fund
Series A	1,641	7.118%	4.936%	6.725%

PIMCO New York Municipal Income Fund II
Series A	1,178	7.118%	4.936%	6.725%
Series B	1,142	6.773%	4.936%	6.537%

PIMCO New York Municipal Income Fund III
Series A	1,178	7.118%	4.936%	6.725%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.
Ratings agencies may change their methodologies for evaluating and providing ratings for shares of closed-end
funds at any time and in their sole discretion, which may affect the rating (if any) of Fund’s shares. In addition, ratings downgrades may result in an increase to the Fund’s Maximum Rate, as defined below.

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Notes to Financial Statements	(Cont.)

Auction Rate Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since
mid-February
2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end
funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Financial Composite Commercial Paper Rates
110% 1	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate 2

1	150% if all or part of the dividend consists of taxable income or capital gain.
2
“Taxable Equivalent of the Short-Term Municipal Obligation Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P 7 Day Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal).

The maximum rate is a function of short-term interest rates and is typically, but not necessarily, higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

There were no tender offers for the period ended June 30, 2023, and as such, the ARPS outstanding for each Fund as of June 30, 2023 remains consistent with those amounts presented in the Funds’ Annual Report to Shareholders dated December 31, 2022.
(b) Remarketable Variable Rate MuniFund Term Preferred Shares  On September 18, 2018, each of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II (each, a “RVMTP Fund” and collectively, the “RVMTP Funds”) issued a single series of Variable Rate MuniFund Term Preferred Shares, Series 2022 (the “VMTP Shares”).

On June 30, 2021, pursuant to the authority expressly vested in the Boards of Trustees of the RVMTP Funds, the Boards of Trustees of the RVMTP Funds authorized the redesignation (the “Redesignation”) of each Fund’s VMTP Shares as Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051 (the “RVMTP Shares”, and together with the ARPS, the “Preferred Shares”). Pursuant to such authority, the Redesignation occurred on July 14, 2021 (the “Redesignation Date”). As redesignated, the RVMTP Shares have a term of 30 years, subject to remarketing every three years and in certain other instances.

In the RVMTP Funds’ Statements of Assets and Liabilities, the RVMTP Shares’ aggregate liquidation preference is shown as a liability since they are considered debt of the issuer. Any costs directly related to the September 18, 2018 issuance of the VMTP Shares were considered debt issuance costs and have been amortized into interest expense as of the Redesignation Date. Any costs directly related to the Redesignation are considered debt issuance costs and are being amortized into interest expense on a straight-line basis through the Early Term Redemption Date (defined below). The liquidation value of the RVMTP Shares in each RVMTP Fund’s Statements of Assets and Liabilities is shown as a liability and represents its liquidation preference, which approximates fair value of the shares and is considered level 2 under the fair value hierarchy, less any unamortized debt issuance costs. The RVMTP Shares can be redeemed in whole or in part, at their liquidation preference of $100,000 per share plus any accumulated, unpaid dividends. No Preferred Shares were redeemed during the period ended June 30, 2023.

88	PIMCO CLOSED-END FUNDS

June 30, 2023	(Unaudited)

Dividends paid with respect to the RVMTP Shares, which are payable monthly, are treated as interest expense, are accrued daily and are reflected, with respect to the RVMTP Shares, as a component of interest expense in the Statements of Operations. For the period ended June 30, 2023, the amount of the RVMTP Shares outstanding, interest expense related to the dividends paid to RVMTP Shares and the daily weighted average interest rate, including issuance costs, can be found in the table below.

Fund Name	RVMTP Shares Outstanding	Interest Expense †	Weighted Average Interest Rate* 1

PIMCO Municipal Income Fund	182	$372	4.13%

PIMCO Municipal Income Fund II	687	1,386	4.07

PIMCO Municipal Income Fund III	343	695	4.09

PIMCO California Municipal Income Fund	244	497	4.11

PIMCO California Municipal Income Fund II	275	560	4.10

PIMCO California Municipal Income Fund III	271	550	4.09

PIMCO New York Municipal Income Fund II	149	306	4.15

†	Amounts in thousands.
1	Annualized
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.

For the period ended June 30, 2023, the dividend rate on the RVMTP Shares ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2023

PIMCO Municipal Income Fund

Series 2051	182	5.270%	2.580%	4.930%

PIMCO Municipal Income Fund II

Series 2051	687	5.270%	2.580%	4.930%

PIMCO Municipal Income Fund III

Series 2051	343	5.270%	2.580%	4.930%

PIMCO California Municipal Income Fund

Series 2051	244	5.270%	2.580%	4.930%

PIMCO California Municipal Income Fund II

Series 2051	275	5.270%	2.580%	4.930%

PIMCO California Municipal Income Fund III

Series 2051	271	5.270%	2.580%	4.930%

PIMCO New York Municipal Income Fund II

Series 2051	149	5.270%	2.580%	4.930%

Each RVMTP Fund, at its option, may designate special terms applicable to all of the outstanding RVMTP Shares for a certain period (a “Special Terms Period”) pursuant to a notice of special terms. Such special terms may differ from those provided in the current governing documents of the RVMTP Shares and may include, without limitation, changes to the dividend rate, dividend payment dates and redemption provisions; provided that such special terms do not affect the parity ranking of the RVMTP Shares to any other class or series of Preferred Shares then outstanding with respect to dividends or distribution of assets upon dissolution, liquidation, or winding up of the affairs of the RVMTP Fund. No Special Terms Period with respect to a series of RVMTP Shares will become effective unless certain conditions are satisfied, including that all of the RVMTP Shares in such series are remarketed (except with respect to any RVMTP Shares whose holders have elected to retain their RVMTP Shares for the Special Terms Period).

In addition, a “Mandatory Tender Event” will occur on each date that is (i) 20 business days before each three-year anniversary since the
Redesignation Date (each an “Early Term Redemption”, and the date on which such occurs, an “Early Term Redemption Date”), (ii) the date an RVMTP Fund delivers a notice designating a Special Terms Period, and (iii) 20 business days before the end of a Special Terms Period (provided that no subsequent Special Terms Period is designated). Upon the occurrence of a Mandatory Tender Event, all RVMTP Shares will be subject to mandatory tender (subject to the holders’ election to retain their RVMTP Shares) and the RVMTP Fund will issue or cause to be issued a notice of mandatory tender to the holders of the RVMTP Shares for remarketing on the corresponding Mandatory Tender Date. If any RVMTP Shares subject to a Mandatory Tender Event upon an Early Term Redemption Date of the RVMTP Shares or upon the end of a Special Terms Period (each, an “RVMTP Share Early Term Redemption Date”) have not been either retained by the holders or remarketed by the Mandatory Tender Date, the RVMTP Fund will redeem such RVMTP Shares on the RVMTP Share Early Term Redemption Date.

SEMIANNUAL REPORT	|	JUNE 30, 2023	89

Notes to Financial Statements	(Cont.)

With respect to the Mandatory Tender Events described in clauses (i), (ii) and (iii) above, the corresponding “Mandatory Tender Date” means, respectively: (i) the date that is 180 calendar days following the Early Term Redemption Date, (ii) the date on which the related Special Terms Period becomes effective, and (iii) the last day of the related Special Terms Period (subject, in each case, to the holders’ election to retain their RVMTP Shares). No Mandatory Tender Event occurred during the period ended June 30, 2023.

Each RVMTP Fund is subject to certain limitations and restrictions while the RVMTP Shares are outstanding. Failure to comply with these limitations and restrictions could preclude an RVMTP Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of the RVMTP Shares at their liquidation preference plus any accumulated, unpaid dividends and other distributions. Any resulting suspension of payment of common share dividends may result in a tax penalty for the applicable RVMTP Fund and, in certain circumstances, the loss of treatment as a regulated investment company. Any such mandatory redemption will be conducted on a pro rata basis among each series of the RVMTP Shares and the ARPS based upon the proportion that the aggregate liquidation preference of any series bears to the aggregate liquidation preference of all outstanding series of such RVMTP Fund’s preferred shares. Under the terms of a purchase agreement between each RVMTP Fund and the investor in the RVMTP Shares, each RVMTP Fund is subject to various investment requirements. These requirements may be more restrictive than those to which the RVMTP Fund is otherwise subject in accordance with its investment objective(s) and policies. In addition, each RVMTP Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the RVMTP Shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the RVMTP Fund by the Act.

Each RVMTP Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the RVMTP Fund which are stocks for purposes of the Act, including the RVMTP Shares and ARPS, as set forth in such RVMTP Fund’s governing documents and the Act. One such requirement under the Act is that a RVMTP Fund is not permitted to declare or pay common share dividends unless immediately thereafter the RVMTP Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act after deducting the amount of such common share dividends. The asset coverage per share for each RVMTP Fund is reported in the Financial Highlights and is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference.

With respect to the payment of dividends and as to the distribution of assets of each RVMTP Fund, ARPS and RVMTP Shares rank on parity with each other, and are both senior in priority to the RVMTP Funds’ outstanding common shares. Holders of preferred shares of each RVMTP Fund, who are entitled to one vote per share, including holders of RVMTP Shares and ARPS, generally vote together as one class with the common shareholders of each RVMTP Fund, but preferred shareholders (RVMTP Shares and ARPS together) vote separately as a class to elect two Trustees of each Fund, as required by the Act, and on certain matters adversely affecting the rights of preferred shareholders. Under the Act, preferred shareholders, including holders of the RVMTP Shares and ARPS, are also entitled to elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years.

The RVMTP Shares’ Dividend Rate (as defined below) is determined over the course of a seven-day
period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for RVMTP Shares for a given Rate Period are dependent on the RVMTP Share dividend rate for that Rate Period (the “RVMTP Share Dividend Rate”). The RVMTP Share Dividend Rate is equal to the greater of (i) the sum of the Index Rate
1
plus the Applicable Spread
2
for the Rate Period plus the “Failed Remarketing Spread”
3
, if any, and (ii) the sum of (a) the product of the Index Rate multiplied by the Applicable Multiplier
4
for such Rate Period plus (b) 0.92% plus (c) the Failed Remarketing Spread, if any.
5

Dividend Rate		Rate Period Fraction	Liquidation Preference			Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per RVMTP Share
		Total number of days in the year

1
The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day,
tax-exempt
variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

2	The Applicable Spread for a Rate Period is a percentage per year that is based on the long-term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
3
In connection with a failed remarketing related to an Early Term Redemption, the Failed Remarketing Spread is (i) 0.75% for the first 59 days following the applicable Early Term Redemption Date, (ii) 1.00% for the 60th to the 89th day following such Early Term Redemption Date, (iii) 1.25% for the 90th to the 119th day following such Early Term Redemption Date, (iv) 1.50% for the 120th to the 149th day following such Early Term Redemption Date, and (v) 1.75% for the 150th day following such Early Term Redemption Date to the date of the associated mandatory redemption of the RVMTP Shares. In connection with a failed remarketing related to a Special Terms Period (each a “Failed Special Terms Period Remarketing”), the Failed Remarketing Spread means (i) for so long as two or more Failed Special Terms Period Remarketings have not occurred, 0.05%, and (ii) following the second occurrence of a Failed Special Terms Period Remarketing, 0.10% multiplied by the number of Failed Special Terms Period Remarketings that have occurred after the first Failed Special Terms Period Remarketing.

4	The Applicable Multiplier for a Rate Period is a percentage that is based on the long-term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
5	The Dividend Rate will in no event exceed 15% per year.

90	PIMCO CLOSED-END FUNDS

June 30, 2023	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2022, the Funds had the following post-effective capital losses with no expiration (amounts in thousands
†
):

	Short-Term	Long-Term

PIMCO Municipal Income Fund	$12,729	$8,797

PIMCO Municipal Income Fund II	30,726	28,469

PIMCO Municipal Income Fund III	12,481	12,352

PIMCO California Municipal Income Fund	9,107	7,444

PIMCO California Municipal Income Fund II	10,049	6,365

PIMCO California Municipal Income Fund III	7,962	6,500

PIMCO New York Municipal Income Fund	2,275	5,410

PIMCO New York Municipal Income Fund II	5,611	6,075

PIMCO New York Municipal Income Fund III	934	3,214

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands
†
):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

PIMCO Municipal Income Fund	$459,954	$13,640	$(21,393)	$(7,753)

PIMCO Municipal Income Fund II	1,041,492	28,870	(44,512)	(15,642)

PIMCO Municipal Income Fund III	491,501	12,663	(22,770)	(10,107)

PIMCO California Municipal Income Fund	356,573	5,405	(10,717)	(5,312)

PIMCO California Municipal Income Fund II	377,838	11,086	(11,571)	(485)

PIMCO California Municipal Income Fund III	311,762	4,153	(9,771)	(5,618)

PIMCO New York Municipal Income Fund	114,305	2,317	(5,005)	(2,688)

PIMCO New York Municipal Income Fund II	170,541	4,014	(6,726)	(2,712)

PIMCO New York Municipal Income Fund III	69,108	1,593	(2,515)	(922)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	JUNE 30, 2023	91

Notes to Financial Statements	(Cont.)	June 30, 2023	(Unaudited)

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 14, 2023, the Funds commenced a voluntary tender offer for up to 100% of each fund’s outstanding auction rate preferred shares (“ARPS”) at a price equal to 94.5% of the ARPS’ per share liquidation preference of $25,000 per share (or $23,625 per share) and any unpaid but accrued dividends (each, a “Tender Offer”).

Each Fund’s Tender Offer will expire at 5:00 p.m., New York City time, on September 18, 2023, unless extended.

Each Fund may determine to replace all or a portion of the leverage currently obtained through tendered ARPS with other forms of leverage, such as reverse repurchase agreements, tender option bond transactions and/or new preferred shares. There is no guarantee that a Fund will be able to replace all or a portion of the leverage currently obtained through tendered ARPS with leverage at comparable costs and other terms, or will elect to do so, and any replacement leverage may be at a higher interest rate and/or may result in higher costs to the Fund’s common shareholders. See “Leverage Risk” in Note 6 for a description of risks associated with the use of leverage. Additional information is available in the Tender Offer documents for each Fund, which can be obtained on the Securities and Exchange Commission’s website at www.sec.gov.

On July 03, 2023, the following distributions were declared to common shareholders payable August 01, 2023 to shareholders of record on July 13, 2023:

PIMCO Municipal Income Fund	$0.042000 per common share

PIMCO Municipal Income Fund II	$0.039500 per common share

PIMCO Municipal Income Fund III	$0.033000 per common share

PIMCO California Municipal Income Fund	$0.036000 per common share

PIMCO California Municipal Income Fund II	$0.021500 per common share

PIMCO California Municipal Income Fund III	$0.029500 per common share

PIMCO New York Municipal Income Fund	$0.033500 per common share

PIMCO New York Municipal Income Fund II	$0.029500 per common share

PIMCO New York Municipal Income Fund III	$0.024800 per common share

On August 01, 2023, the following distributions were declared to common shareholders payable September 01, 2023 to shareholders of record on August 11, 2023:

PIMCO Municipal Income Fund	$0.042000 per common share

PIMCO Municipal Income Fund II	$0.039500 per common share

PIMCO Municipal Income Fund III	$0.033000 per common share

PIMCO California Municipal Income Fund	$0.036000 per common share

PIMCO California Municipal Income Fund II	$0.021500 per common share

PIMCO California Municipal Income Fund III	$0.029500 per common share

PIMCO New York Municipal Income Fund	$0.033500 per common share

PIMCO New York Municipal Income Fund II	$0.029500 per common share

PIMCO New York Municipal Income Fund III	$0.024800 per common share

There were no other subsequent events identified that require recognition or disclosure.

92	PIMCO CLOSED-END FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	ST	State

SEMIANNUAL REPORT	|	JUNE 30, 2023	93

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule
19a-1(e)
under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form
1099-DIV
(for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0420	$0.0000	$0.0000	$0.0420

February 2023	$0.0277	$0.0000	$0.0143	$0.0420

March 2023	$0.0234	$0.0000	$0.0186	$0.0420

April 2023	$0.0205	$0.0000	$0.0215	$0.0420

May 2023	$0.0203	$0.0000	$0.0217	$0.0420

June 2023	$0.0231	$0.0000	$0.0189	$0.0420

Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0215	$0.0000	$0.0180	$0.0395

February 2023	$0.0251	$0.0000	$0.0144	$0.0395

March 2023	$0.0231	$0.0000	$0.0164	$0.0395

April 2023	$0.0208	$0.0000	$0.0187	$0.0395

May 2023	$0.0203	$0.0000	$0.0192	$0.0395

June 2023	$0.0235	$0.0000	$0.0160	$0.0395

Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0184	$0.0000	$0.0146	$0.0330

February 2023	$0.0220	$0.0000	$0.0110	$0.0330

March 2023	$0.0206	$0.0000	$0.0124	$0.0330

April 2023	$0.0179	$0.0000	$0.0151	$0.0330

May 2023	$0.0170	$0.0000	$0.0160	$0.0330

June 2023	$0.0203	$0.0000	$0.0127	$0.0330

California Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0160	$0.0000	$0.0200	$0.0360

February 2023	$0.0206	$0.0000	$0.0154	$0.0360

March 2023	$0.0170	$0.0000	$0.0190	$0.0360

April 2023	$0.0151	$0.0000	$0.0209	$0.0360

May 2023	$0.0139	$0.0000	$0.0221	$0.0360

June 2023	$0.0158	$0.0000	$0.0202	$0.0360

California Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0098	$0.0000	$0.0117	$0.0215

February 2023	$0.0123	$0.0000	$0.0092	$0.0215

March 2023	$0.0094	$0.0000	$0.0121	$0.0215

April 2023	$0.0092	$0.0000	$0.0123	$0.0215

May 2023	$0.0087	$0.0000	$0.0128	$0.0215

June 2023	$0.0097	$0.0000	$0.0118	$0.0215

94	PIMCO CLOSED-END FUNDS

(Unaudited)

California Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0295	$0.0000	$0.0000	$0.0295

February 2023	$0.0295	$0.0000	$0.0000	$0.0295

March 2023	$0.0219	$0.0000	$0.0076	$0.0295

April 2023	$0.0117	$0.0000	$0.0178	$0.0295

May 2023	$0.0106	$0.0000	$0.0189	$0.0295

June 2023	$0.0120	$0.0000	$0.0175	$0.0295

New York Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0116	$0.0000	$0.0219	$0.0335

February 2023	$0.0126	$0.0000	$0.0209	$0.0335

March 2023	$0.0134	$0.0000	$0.0201	$0.0335

April 2023	$0.0132	$0.0000	$0.0203	$0.0335

May 2023	$0.0110	$0.0000	$0.0225	$0.0335

June 2023	$0.0151	$0.0000	$0.0184	$0.0335

New York Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0130	$0.0000	$0.0165	$0.0295

February 2023	$0.0183	$0.0000	$0.0112	$0.0295

March 2023	$0.0134	$0.0000	$0.0161	$0.0295

April 2023	$0.0129	$0.0000	$0.0166	$0.0295

May 2023	$0.0128	$0.0000	$0.0167	$0.0295

June 2023	$0.0149	$0.0000	$0.0146	$0.0295

New York Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2023	$0.0091	$0.0000	$0.0157	$0.0248

February 2023	$0.0126	$0.0000	$0.0122	$0.0248

March 2023	$0.0103	$0.0000	$0.0145	$0.0248

April 2023	$0.0093	$0.0000	$0.0155	$0.0248

May 2023	$0.0071	$0.0000	$0.0177	$0.0248

June 2023	$0.0101	$0.0000	$0.0147	$0.0248

*
The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	JUNE 30, 2023	95

Changes to Board of Trustees / Changes to Portfolio Managers	(Unaudited)

Changes to Board of Trustees

Effective April 30, 2023, Mr. John C. Maney retired from his position as Trustee of the Funds.

Effective April 30, 2023, the Board of Trustees appointed Ms. Libby D. Cantrill as a Class I Trustee of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II and a Class III Trustee of PIMCO New York Municipal Income Fund III.

Changes to Portfolio Managers

Effective June 16, 2023, each Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine.

96	PIMCO CLOSED-END FUNDS

Approval of Investment Management Agreements	(Unaudited)

PMF, PML, PMX, PNF, PNI, PCQ, PCK, PYN, PZC

The Investment Company Act of 1940, as amended (the “
1940 Act
”), requires that the Board of Trustees (the “
Board
” or the “
Trustees
”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “
Independent Trustees
”), of each of PIMCO Municipal Income Fund (“
PMF
”), PIMCO Municipal Income Fund II (“
PML
”), PIMCO Municipal Income Fund III (“
PMX
”), PIMCO New York Municipal Income Fund (“
PNF
”), PIMCO New York Municipal Income Fund II (“
PNI
”), PIMCO New York Municipal Income Fund III (“
PYN
”), PIMCO California Municipal Income Fund (“
PCQ
”), PIMCO California Municipal Income Fund II (“
PCK
”) and PIMCO California Municipal Income Fund III (“
PZC
”) (each, a “
Fund
” and, collectively, the “
Funds
”), voting separately, annually approve the continuation of the Investment Management Agreement between each Fund and Pacific Investment Management Company LLC (“
PIMCO
”) (each, an “
Agreement
” and, collectively, the “
Agreements
”). At an
in-person
meeting held on June 14, 2023 (the “
Approval Meeting
”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of each Agreement for an additional one-year
period commencing on August 1, 2023.

In addition to the Approval Meeting, the Contracts Committee (the “
Committee
”) and the Performance Committee of the Board held a joint meeting on May 19, 2023 to discuss materials provided by PIMCO in connection with the Trustees’ review of the Agreements. The annual contract review process also involved multiple discussions and meetings with members of the Committee and the full Committee (the Approval Meeting, together with such discussions and meetings, the “
Contract Renewal Meetings
”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“
Independent Counsel
”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from PIMCO attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering each Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreements, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreements. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreements.

In evaluating each Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of
follow-up
inquiries, submitted by the Independent Trustees and Independent Counsel. The Board also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Funds. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance based on net asset value (“
NAV
”), market value (both absolute and compared against its Broadridge Performance Universe (as defined below)) and distribution yield, use of leverage (if applicable), information regarding share price premiums and/or discounts, risks, and other portfolio information, including any use of derivatives, as well as periodic reports on, among other matters, pricing and valuation, quality and cost of portfolio trade execution, compliance, and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees reviewed summaries prepared by PIMCO that analyzed each Fund based on a number of factors, including fees/expenses, performance, distribution yield, and risk-based factors, as of December 31, 2022. They also considered, among other information, performance based on NAV and market value, investment objective and strategy, portfolio managers, assets under management, outstanding leverage, share price premium and/or discount information, annual fund operating expenses, total expense ratio and management fee comparisons between each Fund and its Broadridge Expense Group (as defined below), and estimated profitability to PIMCO from its relationship with each Fund. In considering the Broadridge Performance Universe and Broadridge Expense Group (both as defined below), the Trustees requested that PIMCO comment on whether the peer funds selected for each Fund by Broadridge Financial Solutions, Inc. (“
Broadridge
”) provided an appropriate comparison, and if not, whether PIMCO believes another peer group would provide a more appropriate comparison.

The Trustees’ conclusions as to the continuation of each Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a
Fund-by-Fund
basis, and their determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They

SEMIANNUAL REPORT	|	JUNE 30, 2023	97

Approval of Investment Management Agreements	(Cont.)

also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing investment management, administrative, and/or other services, and general corporate ownership and business operations unrelated to the Funds. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds, noting PIMCO’s long history and experience in managing closed-end
funds, such as the Funds, including experience monitoring discounts and premiums and complying with New York Stock Exchange (NYSE) requirements. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; recent changes to the named portfolio managers of the Funds; information regarding the Funds’ use of leverage; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems and cybersecurity measures, of PIMCO.

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Funds beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Funds; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreements; the nature, extent, and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; PIMCO’s risk management function; the time and resources PIMCO expends monitoring the leverage employed by the Funds, including the covenants and restrictions imposed by certain forms of leverage such as the Funds’ preferred shares; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreements, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial, business and other risks that PIMCO has undertaken as investment manager and sponsor of the Funds. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Funds’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its proprietary software and applications, to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management.

After their review and deliberations, the Trustees concluded that the nature, extent and quality of the overall services provided by PIMCO under each Agreement were appropriate.

Fee and Expense Information

In assessing the reasonableness of each Fund’s fees and expenses under its Agreement, the Trustees requested and considered, among other information, the Fund’s management fee and its total expenses as a percentage of average net assets attributable to common shares and as a percentage of average total managed assets (including assets attributable both to common shares and specified leverage outstanding), in comparison to the management fees and other expenses of a group of industry peer funds identified by Broadridge as pursuing investment strategies with classifications/objectives similar to the Fund (for each Fund, its “
Broadridge Expense Group
”) as well as of a broader universe of peer funds identified by Broadridge (for each Fund, its “
Broadridge Expense Universe
”). In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. The Fund-specific fee and expense results discussed below were prepared and provided by Broadridge and were not independently verified by the Trustees. The Trustees noted that only leveraged closed-end
funds were considered for inclusion in the Broadridge Expense Groups and Broadridge Expense Universes.

The Trustees considered information regarding the investment performance and fees for other funds and accounts managed by PIMCO, if any, including funds and accounts with comparable investment programs and/or principal investment strategies to those of the Funds, as well as certain other funds requested by the Trustees with broadly similar strategies and/or investment types. The Trustees considered information provided by PIMCO indicating that, in comparison to certain other products managed by PIMCO, including any open-end
funds and exchange-traded funds with broadly similar strategies and/or investment types, there are additional portfolio management challenges in managing closed-end
funds such as the Funds. For example, the challenges associated with managing closed-end
funds may include investing in
non-traditional
and less liquid holdings, a greater use of leverage, issues relating to trading on a national securities exchange and managing a fund’s dividend practices. In addition, the Independent Trustees considered information provided by PIMCO as to the generally broader and more extensive services provided to the Funds in comparison to those provided to private funds or institutional or separate accounts; the higher demands

98	PIMCO CLOSED-END FUNDS

(Unaudited)

placed on PIMCO to provide considerable shareholder services due to the volume of investors; the greater entrepreneurial, enterprise, and reputational risk in managing registered closed-end
funds; and the expenses, and impact on PIMCO, associated with the more extensive regulatory and compliance requirements to which the Funds are subject in comparison to private funds or institutional or separate accounts. The Trustees were advised by PIMCO that, in light of these additional challenges and additional services, different pricing structures between closed-end
funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not always be apt comparisons, even where other products have comparable investment objectives and strategies to those of the Funds.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of management fees payable by each Fund under its Agreement (because each Fund’s fees are calculated based on net assets, including assets attributable to preferred shares outstanding). In this regard, the Trustees took into account that PIMCO has a financial incentive for the Funds to use or continue to use leverage in the form of preferred shares, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. Therefore, the Trustees noted that the total fees paid by each Fund to PIMCO under the Fund’s unified fee arrangement would therefore vary more with increases and decreases in leverage attributable to preferred shares than under a non-unified
fee arrangement, all other things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees noted that each quarter they receive information from PIMCO comparing the recent, historical and projected costs of each Fund’s existing leverage arrangements against other available financing options, as well as information relating to PIMCO’s views regarding economic or other risks of maintaining those leverage arrangements and/or replacing them with alternate forms of financing. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees noted that, for each Fund, the contractual and actual management fee rates for the Fund under its unified fee arrangement were above the median contractual and actual management fees of the other funds in its Broadridge Expense Group, calculated both on average net assets and on average total managed assets. However, in this regard, the Trustees took into account that each Fund’s unified fee arrangement covers substantially all of the Fund’s operating fees and expenses (“
Operating Expenses
”), and therefore, all other things being
equal, would tend to be higher than the contractual management fee rates of other funds in the Broadridge Expense Group, which generally do not have a unified fee structure and instead incur Operating Expenses directly and in addition to the management fee. The Trustees determined that a comparison of each Fund’s total expense ratio with the total expense ratios of its Broadridge Expense Group would generally provide more meaningful comparisons than comparing contractual and actual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the unified fee arrangements have benefited and will continue to benefit common shareholders because they provide an expense structure (including Operating Expenses) that is essentially fixed for the duration of the contractual period as a percentage of NAV (including assets attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to other fee and expense structures, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) could vary significantly over time. The Trustees also considered that the unified fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses).

Performance Information

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. With respect to investment performance, the Trustees considered information regarding each Fund’s performance based on NAV and market value, as applicable, net of the Fund’s fees and expenses, both on an absolute basis and relative to the performance of its Broadridge Performance Universe (as defined below). The Trustees requested information provided by Broadridge regarding the investment performance of a broad universe of funds within the same investment classification/category that Broadridge determined are comparable to those of each Fund (for each Fund, its “
Broadridge Performance Universe
”). The comparative performance information was prepared and provided by Broadridge and was not independently verified by the Trustees. The Trustees also considered information regarding the Funds’ comparative yields and risk-adjusted returns. The Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. They further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Trustees considered information from PIMCO regarding the risks undertaken by each Fund, including the use of leverage, and PIMCO’s management and oversight of the Fund’s risk

SEMIANNUAL REPORT	|	JUNE 30, 2023	99

Approval of Investment Management Agreements	(Cont.)

profile, including in instances where the Fund outperformed its Broadridge Performance Universe. For those Funds that the Board identified as having underperformed their Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with PIMCO each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that PIMCO had taken, or intended to take, to improve performance.

In addition, the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and
Fall-out
Benefits

The Trustees considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre-
and post-distribution operating margin for each Fund, as well as PIMCO’s aggregate estimated pre-
and post-distribution operating margin for all of the
closed-end
funds advised by PIMCO, including the Funds (collectively, the “
Estimated Margins
”), in each case for the
one-year
period ended December 31, 2022; and (ii) a year-over-year comparison of PIMCO’s Estimated Margins for the one-year
periods ended December 31, 2022, and December 31, 2021. The Trustees also took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also considered information regarding possible economies of scale in the operation of the Funds. The Trustees noted that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end
investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end
investment company), but may raise additional assets through follow-on
offerings and dividend reinvestments and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees noted PIMCO’s assertion that it may share the benefits of potential economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology and cybersecurity measures, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs increase. The Trustees further considered that, in contrast, breakpoints may be used as a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee arrangements protect shareholders, during the contractual period, from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered
so-called
“fall-out
benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services that PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

Fund-by-Fund
Analysis

With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. With respect to performance quintile rankings for a Fund compared to its Broadridge Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Board considered each Fund’s performance and fees in light of the limitations inherent in the methodology for determining such comparative groups.

PMF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the

100	PIMCO CLOSED-END FUNDS

(Unaudited)

median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PML

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-
and three-year periods, fourth quintile performance for the five-year period and second quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PMX

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and first quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group. The Trustees noted that the
Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCQ

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-
and three-year periods, third quintile performance for the five-year period and second quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCK

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but at the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but at the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

SEMIANNUAL REPORT	|	JUNE 30, 2023	101

Approval of Investment Management Agreements	(Cont.)	(Unaudited)

PZC

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-
and three-year periods, fourth quintile performance for the five-year period and first quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and first quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNI

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-
and three-year periods, fourth quintile performance for the five-year period and first quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The
Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PYN

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and first quintile performance for the ten-year
period ended December 31, 2022.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group but above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

Conclusion

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent, and quality of the services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the interests of each Fund and its shareholders, and should be approved.

102	PIMCO CLOSED-END FUNDS

Investment Strategy Updates	(Unaudited)

Effective April 12, 2023, each Fund is permitted to, as a principal investment strategy, invest in and/or originate loans, including, without limitation, to, on behalf of, authorized by, sponsored by, and/or in connection with a project for which authority and responsibility lies with one or more U.S. states or territories, cities in a U.S. state or territory, or political subdivisions, agencies, authorities or instrumentalities of such states, territories or cities, which may be in the form of whole loans, assignments, participations, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. This may include loans to public or private firms or individuals, such as in connection with housing development projects. When investing in or originating loans, the Fund is not restricted by any particular credit risk criteria and/or qualifications. The Fund also is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower, other than pursuant to any applicable law. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Internal Revenue Code of 1986, as amended, in order to qualify as a regulated investment company. The loans acquired by the Fund may be “municipal bonds” (including of a particular state) for purposes of the Fund’s investment policies or may be loans that produce income that is subject to applicable regular income tax, subject to the Fund’s investment limits.

SEMIANNUAL REPORT	|	JUNE 30, 2023	103

General Information

Investment Manager
Pacific Investment Management Company LLC
650 Newport Center Drive,
Newport Beach, CA, 92660

Custodian
State Street Bank and Trust Company
1100 Main Street, Suite 400
Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares
Deutsche Bank Trust Company Americas
60 Wall Street, 16th Floor
New York, NY 10005.

Transfer Agent, Dividend Paying Agent and Registrar for Variable Rate MuniFund Term Preferred Shares
The Bank of New York Mellon
240 Greenwich Street, 7E
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4012SAR_063023

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)

As of August 31, 2023, the following individual has primary responsibility for the day-to-day management of the New York Municipal Income Fund (the “Fund”):

David Hammer

Mr. Hammer has been the portfolio manager of the Fund since August 2015. Mr. Hammer is an executive vice president and municipal bond portfolio manager in the New York office. He rejoined PIMCO in 2015 from Morgan Stanley, where he was managing director and head of municipal trading, risk management and research. Previously at PIMCO, he was a senior vice president and municipal bond portfolio manager, and prior to joining PIMCO in 2012, he was an executive director and head of the high yield and distressed municipal bond trading group at Morgan Stanley.

Kyle Christine

On June 16, 2023, Mr. Kyle Christine became a portfolio manager of the Fund. Mr. Christine is a Senior Vice President and municipal bond portfolio manager in the Newport Beach office. Mr. Christine has previously served as a rotating member of PIMCO’s Americas portfolio committee. Prior to joining PIMCO in 2017, he was an institutional high yield and taxable municipal bond trader at Morgan Stanley. He has 10 years of investment and financial services experience and holds an undergraduate degree from Union College (NY).

(a)(2)

The following summarizes information regarding each of the accounts, excluding the Fund, managed by the Portfolio Manager as of June 30, 2023, including accounts managed by a team, committee, or other group that includes the Portfolio Manager. Unless mentioned otherwise, the advisory fee charged for managing each of the accounts listed below is not based on performance.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	#	AUM($million)	#	AUM($million)	#	AUM($million)
David Hammer[1]	27	$13,350.29	8	$30,803.76	173	$14,110.68
Kyle Christine	22	$11,788.45	0	$0.00	4	$57,471.30

1 Of these Other Accounts, 1 account totaling $192.48    million in assets pay(s) an advisory fee that is based in part on the performance of the accounts.

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index as the Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Fund. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies of the Fund in a manner beneficial to the investing account but detrimental to the Fund. Conversely, PIMCO’s duties to the Fund, as well as regulatory or other limitations applicable to the Fund, may affect the courses of action available to PIMCO-advised accounts (including certain funds) that invest in the Fund in a manner that is detrimental to such investing accounts. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments.

Because PIMCO is affiliated with AllianzSE, a large multi-national financial institution, conflicts similar to those described below may occur between the Fund and other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Fund or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Fund or other accounts managed by PIMCO. In addition, because certain Clients (as defined below) are affiliates of PIMCO or have investors who are affiliates or employees of PIMCO, PIMCO may have incentives to resolve conflicts of interest in favor of these Clients over other Clients.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by PIMCO (each, a “Client,” and collectively, the “Clients”), but may not be available in sufficient quantities for both the Fund and other Clients to participate fully. In addition, regulatory issues applicable to PIMCO or the Fund or other accounts may result in the Fund not receiving securities that may otherwise be appropriate for it. In addition, regulatory issues applicable to PIMCO or the Fund or other accounts may result in the Fund not receiving securities that may otherwise be appropriate for it. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

From time to time, PIMCO may take an investment position or action for a Client that may be different from, or inconsistent with, an action or position taken for one or more other Clients having similar or differing investment objectives. These positions and actions may adversely impact, or in some instances may benefit, one or more affected Clients, including Clients that are PIMCO affiliates, in which PIMCO has an interest, or which pays PIMCO higher fees or a performance fee. For example, a Client may buy a security and another Client may establish a short position in that same security. The subsequent short sale may result in a decrease in the price of the security that the other Client holds. Similarly, transactions or investments by one or more Clients may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of another Client.

When PIMCO implements for one Client a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies of another Client, market impact, liquidity constraints or other factors could result in one or more Clients receiving less favorable trading results, the costs of implementing such portfolio decisions or strategies could be increased or such Clients could otherwise be disadvantaged. On the other hand, potential conflicts may also arise because portfolio decisions regarding a Client may benefit other Clients. For example, the sale of a long position or establishment of a short position for a Client may decrease the price of the same security sold short by (and therefore benefit) other Clients, and the purchase of a security or covering of a short position in a security for a Client may increase the price of the same security held by (and therefore benefit) other Clients.

Under certain circumstances, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment. In addition, to the extent permitted by applicable law, a Client may also engage in investment transactions that may result in other Clients being relieved of obligations, or that may cause other Clients to divest certain investments (e.g., a Client may make a loan to, or directly or indirectly acquire securities or indebtedness of, a company that uses the proceeds to refinance or reorganize its capital structure, which could result in repayment of debt held by another Client). Such Clients (or groups of Clients) may have conflicting interests and objectives in connection with such investments, including with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment and the timeframe for, and method of, exiting the investment. When making such investments, PIMCO may do so in a way that favors one Client over another Client, even if both Clients are investing in the same security at the same time. Certain Clients may invest on a “parallel” basis (i.e., proportionately in all transactions at substantially the same time and on substantially the same terms and conditions). In addition, other accounts may expect to invest in many of the same types of investments as another account. However, there may be investments in which one or more of such accounts does not invest (or invests on different terms or on a non-pro rata basis) due to factors such as legal, tax, regulatory, business, contractual or other similar considerations or due to the provisions of a Client’s governing documents. Decisions as to the allocation of investment opportunities among such Clients present numerous conflicts of interest, which may not be resolved in a manner that is favorable to a Client’s interests. To the extent an investment is not allocated pro rata among such entities, a Client could incur a disproportionate amount of income or loss related to such investment relative to such other Client.

In addition, Clients may invest alongside one another in the same underlying investments or otherwise pursuant to a substantially similar investment strategy as one or more other Clients. In such cases, certain Clients may have preferential liquidity and information rights relative to other Clients holding the same investments, with the result that such Clients will be able to withdraw/redeem their interests in underlying investments in priority to Clients who may have more limited access to information or more restrictive withdrawal/redemption rights. Clients with more limited information rights or more restrictive liquidity may therefore be adversely affected in the event of a downturn in the markets.

Further, potential conflicts may be inherent in PIMCO’s use of multiple strategies. For example, conflicts will arise in cases where different Clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more Clients may own private securities or obligations of an issuer and other Clients may own or seek to acquire private securities of the same issuer. For example, a Client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other Clients have an equity investment, or may invest in senior debt obligations of an issuer for one Client and junior debt obligations or equity of the same issuer for another Client.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other Clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other Clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other Clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other Clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund. Moreover, the Fund or other accounts managed by PIMCO may invest in a transaction in which one or more other funds or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such funds or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. Additionally, a fund or other account managed by PIMCO may take an investment position or action that may be different from, or inconsistent with, an investment position or action taken by another fund or other account managed by PIMCO having similar or differing investment objectives. These positions and actions may adversely impact the Fund. For example, the Fund may buy a security and another fund or other account managed by PIMCO may establish a short position in that same security or in another security issued by the same issuer. The subsequent short sale may result in a decrease in the price of the security that the first fund holds. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other Clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another Client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

In each of the situations described above, PIMCO may take actions with respect to the assets held by one Client that are adverse to the other Clients, for example, by foreclosing on loans, by putting an issuer into default, or by exercising rights to purchase or sell to an issuer, causing an issuer to take actions adverse to certain classes of securities, or otherwise. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers or taking any other actions, PIMCO may find that the interests of a Client and the interests of one or more other Clients could conflict. In these situations, decisions over items such as whether to make the investment or take an action, proxy voting, corporate reorganization, how to exit an investment, or bankruptcy or similar matters (including, for example, whether to trigger an event of default or the terms of any workout) may result in conflicts of interest. Similarly, if an issuer in which a Client and one or more other Clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, decisions over the terms of any workout will raise conflicts of interests (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, a debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders. In some cases PIMCO may refrain from taking certain actions or making certain investments on behalf of Clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory or other effects on PIMCO, or may sell investments for certain Clients (in each case potentially disadvantaging the Clients on whose behalf the actions are not taken, investments not made, or investments sold). In other cases, PIMCO may not refrain from taking actions or making investments on behalf of certain Clients that have the potential to disadvantage other Clients. In addition, PIMCO may take actions or refrain from taking actions in order to mitigate legal risks to PIMCO or its affiliates or its Clients even if disadvantageous to a Client’s account. Moreover, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment.

Additionally, certain conflicts may exist with respect to portfolio managers who make investment decisions on behalf of several different types of Clients. Such portfolio managers may have an incentive to allocate trades, time or resources to certain Clients, including those Clients who pay higher investment management fees or that pay incentive fees or allocations, over other Clients. These conflicts may be heightened with respect to portfolio managers who are eligible to receive a performance allocation under certain circumstances as part of their compensation.

From time to time, PIMCO personnel may come into possession of material non-public information (“MNPI”) which, if disclosed, might affect an investor’s decision to buy, sell or hold a security. Should a PIMCO employee come into possession of MNPI with respect to an issuer, he or she generally will be prohibited from communicating such information to, or using such information for the benefit of, Clients, which could limit the ability of Clients to buy, sell or hold certain investments, thereby limiting the investment opportunities or exit strategies available to Clients. In addition, holdings in the securities or other instruments of an issuer by PIMCO or its affiliates may affect the ability of a Client to make certain acquisitions of or enter into certain transactions with such issuer. PIMCO has no obligation or responsibility to disclose such information to, or use such information for the benefit of, any person (including Clients).

PIMCO maintains one or more restricted lists of companies whose securities are subject to certain trading prohibitions due to PIMCO’s business activities. PIMCO may restrict trading in an issuer’s securities if the issuer is on a restricted list or if PIMCO has MNPI about that issuer. In some situations, PIMCO may restrict Clients from trading in a particular issuer’s securities in order to allow PIMCO to receive MNPI on behalf of other Clients. A Client may be unable to buy or sell certain securities until the restriction is lifted, which could disadvantage the Client. PIMCO may also be restricted from making (or divesting of) investments in respect of some Clients but not others. In some cases PIMCO may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice relating to certain securities if a security is restricted due to MNPI or if PIMCO is seeking to limit receipt of MNPI.

PIMCO may conduct litigation or engage in other legal actions on behalf of one or more Clients. In such cases, Clients may be required to bear certain fees, costs, expenses and liabilities associated with the litigation. Other Clients that are or were investors in, or otherwise involved with, the subject investments may or may not (depending on the circumstances) be parties to such litigation actions, with the result that certain Clients may participate in litigation actions in which not all Clients with similar investments may participate, and such nonparticipating Clients may benefit from the results of such litigation actions without bearing or otherwise being subject to the associated fees, costs, expenses and liabilities. PIMCO, for example, typically does not pursue legal claims on behalf of its separate accounts. Furthermore, in certain situations, litigation or other legal actions pursued by PIMCO on behalf of a Client may be brought against or be otherwise adverse to a portfolio company or other investment held by a Client.

The foregoing is not a complete list of conflicts to which PIMCO or Clients may be subject. PIMCO seeks to review conflicts on a case-by-case basis as they arise. Any review will take into consideration the interests of the relevant Clients, the circumstances giving rise to the conflict, applicable PIMCO policies and procedures, and applicable laws. Clients (and investors in Funds) should be aware that conflicts will not necessarily be resolved in favor of their interests and may in fact be resolved in a manner adverse to their interests. PIMCO will attempt to resolve such matters fairly, but even so, matters may be resolved in favor of other Clients which pay PIMCO higher fees or performance fees or in which PIMCO or its affiliates have a significant proprietary interest. There can be no assurance that any actual or potential conflicts of interest will not result in a particular Client or group of Clients receiving less favorable investment terms in or returns from certain investments than if such conflicts of interest did not exist.

Certain service providers to the Funds are expected to be owned by or otherwise related to or affiliated with a Client, and in certain cases, such service providers are expected to be, or are owned by, employed by, or otherwise related to, PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide, certain services to the Funds, instead of engaging or recommending one or more third parties to provide such services. Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Funds. Fees paid to an affiliated service provider will be determined in PIMCO’s commercially reasonable discretion, taking into account the relevant facts and circumstances, and consistent with PIMCO’s responsibilities. Although PIMCO has adopted various policies and procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the management fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.

(a)(3)

As of June 30, 2023, the following explains the compensation structure of the individuals who have primary responsibility for day-to-day portfolio management of the Fund:

Portfolio Manager Compensation

PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and CORE values of collaboration, openness, responsibility and excellence. Key Principles on Compensation Philosophy include:

☐	PIMCO’s pay practices are designed to attract and retain high performers;

☐	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;

☐	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and

☐	PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.

The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus – Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

☐

Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Fund) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;

☐	Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;

☐

Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;

☐	Contributions to mentoring, coaching and/or supervising members of team;

☐	Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;

☐	With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation – Deferred compensation is awarded to key professionals under the Long Term Incentive Plan (“LTIP”). Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

☐

The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to PIMCO’s success.

☐

Prior to March 2020, M Options were awarded to key professionals. The M Unit program provided mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers to better align employee incentives with the Firm’s long-term results. Options awarded under the program vest over a number of years and may be converted into non-voting PIMCO equity which shares in the profit distributions of the Firm.

Eligibility to participate in the LTIP is contingent upon continued employment at PIMCO and all other applicable eligibility requirements.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the management fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

PIMCO has implemented policies and procedures relating to, among other things, portfolio management and trading practices, personal investment transactions, insider trading, gifts and entertainment, and political contributions that seek to identify, manage and/or mitigate actual or potential conflicts of interest and resolve such conflicts appropriately if they occur. PIMCO seeks to resolve any actual or potential conflicts in each client’s best interest.

(a)(3)

As of June 30, 2023, the following explains the compensation structure of the individuals who have primary responsibility for day-to-day portfolio management of the Fund:

Portfolio Manager Compensation

PIMCO and its affiliates approach to compensation seeks to provide professionals with a compensation process that is driven by values of collaboration, openness, responsibility and excellence.

Generally, compensation packages consist of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for clients, among other factors. A portfolio manager’s compensation is not based solely on the performance of the Fund or any other account managed by that portfolio manager:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Variable Compensation – In addition to a base salary, portfolio managers have a variable component of their compensation, which is based on a combination of individual and company performance and includes both qualitative and quantitative factors. The following non-exhaustive list of qualitative and quantitative factors is considered when determining total compensation for portfolio managers:

☐

Performance measured over a variety of longer- and shorter-term periods, including 5- year, 4-year, 3-year, 2- year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Fund(s)) and relative to applicable industry peer groups; and

☐	Amount and nature of assets managed by the portfolio manager.

The variable compensation component of an employee’s compensation may include a deferred component. The deferred portion will generally be subject to vesting and may appreciate or depreciate based on the performance of PIMCO and/or its affiliates. PIMCO’s Long-Term Incentive Plan provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period.

Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

(a)(4)

The following summarizes the dollar range of securities of the Fund the Portfolio Manager beneficially owned as of June 30, 2023:

Portfolio Manager	Dollar Range of Equity Securities of the Fund Owned as of June 30, 2023
David Hammer	None
Kyle Christine	None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	None.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date:	August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date:	August 31, 2023

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	August 31, 2023